UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/10

LGE-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.0%
Linde AG	2.6%
Heineken N.V.	2.5%
Roche Holding AG	2.3%
Oracle Corp.	2.2%
Walt Disney Co.	2.2%
3M Co.	2.1%
Bank of New York Mellon Corp.	2.1%
Reckitt Benckiser Group PLC	2.0%
Diageo PLC	1.9%

Equity sectors
Consumer Staples	18.8%
Health Care	15.2%
Financial Services	13.6%
Basic Materials	9.7%
Technology	9.0%
Retailing	8.7%
Leisure	6.3%
Energy	4.3%
Industrial Goods & Services	4.2%
Transportation	4.0%
Special Products & Services	2.5%
Utilities & Communications	1.5%
Autos & Housing	1.1%

Issuer country weightings
United States	44.8%
Switzerland	11.2%
France	10.4%
United Kingdom	9.1%
Germany	6.5%
Japan	5.6%
Netherlands	5.6%
Canada	1.5%
South Korea	1.4%
Other Countries	3.9%

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2009 through April 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	1.44%	$1,000.00	$1,104.99	$7.52
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
B	Actual	2.19%	$1,000.00	$1,100.32	$11.40
	Hypothetical (h)	2.19%	$1,000.00	$1,013.93	$10.94
C	Actual	2.19%	$1,000.00	$1,100.70	$11.41
	Hypothetical (h)	2.19%	$1,000.00	$1,013.93	$10.94
I	Actual	1.18%	$1,000.00	$1,105.88	$6.16
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R1	Actual	2.19%	$1,000.00	$1,100.86	$11.41
	Hypothetical (h)	2.19%	$1,000.00	$1,013.93	$10.94
R2	Actual	1.69%	$1,000.00	$1,104.17	$8.82
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
R3	Actual	1.44%	$1,000.00	$1,104.73	$7.51
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
R4	Actual	1.19%	$1,000.00	$1,105.95	$6.21
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.3%
Honeywell International, Inc.	142,100	$6,745,486

Alcoholic Beverages - 5.5%
Diageo PLC	603,907	$10,302,688
Heineken N.V. (l)	286,940	13,319,263
Pernod Ricard S.A.	63,027	5,361,901

		$28,983,852
Apparel Manufacturers - 5.7%
Burberry Group PLC	436,060	$4,488,997
Compagnie Financiere Richemont S.A.	160,390	5,929,217
LVMH Moet Hennessy Louis Vuitton S.A. (l)	83,240	9,515,943
NIKE, Inc., “B”	134,180	10,185,604

		$30,119,761
Automotive - 0.5%
Harley-Davidson, Inc.	72,840	$2,464,177

Biotechnology - 0.2%
Actelion Ltd. (a)	24,725	$994,973

Broadcasting - 4.9%
Omnicom Group, Inc.	190,930	$8,145,074
Walt Disney Co.	315,770	11,632,967
WPP Group PLC	597,021	6,347,342

		$26,125,383
Brokerage & Asset Managers - 1.0%
Deutsche Boerse AG	67,820	$5,286,100

Business Services - 1.8%
Accenture Ltd., “A”	183,770	$8,019,723
DST Systems, Inc.	32,780	1,391,511

		$9,411,234
Chemicals - 3.6%
3M Co.	126,990	$11,260,203
Givaudan S.A.	6,114	5,322,148

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
Monsanto Co.	43,040	$2,714,102

		$19,296,453
Computer Software - 2.2%
Oracle Corp.	451,550	$11,668,052

Computer Software - Systems - 1.1%
Canon, Inc.	124,700	$5,693,174

Conglomerates - 0.7%
Smiths Group PLC	206,933	$3,563,534

Construction - 0.6%
Sherwin-Williams Co.	39,950	$3,118,897

Consumer Products - 6.1%
Beiersdorf AG (l)	41,430	$2,333,090
International Flavors & Fragrances, Inc.	37,440	1,875,370
Kao Corp.	204,700	4,954,775
Procter & Gamble Co.	105,515	6,558,812
Reckitt Benckiser Group PLC	203,950	10,584,972
Svenska Cellulosa Aktiebolaget (l)	440,000	5,763,618

		$32,070,637
Electrical Equipment - 3.0%
Legrand S.A.	179,600	$5,826,231
Rockwell Automation, Inc.	38,700	2,349,864
Schneider Electric S.A.	65,657	7,500,137

		$15,676,232
Electronics - 3.8%
Hirose Electric Co. Ltd.	9,100	$983,286
Hoya Corp.	233,900	6,433,709
Intel Corp.	243,610	5,561,616
Samsung Electronics Co. Ltd.	9,724	7,354,423

		$20,333,034
Energy - Independent - 0.8%
INPEX Corp.	588	$4,156,593

Energy - Integrated - 2.3%
Chevron Corp.	55,050	$4,483,272
Royal Dutch Shell PLC	100,520	3,150,569

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
TOTAL S.A.	85,750	$4,646,533

		$12,280,374
Food & Beverages - 7.2%
General Mills, Inc.	92,340	$6,572,761
Groupe Danone (l)	89,728	5,296,093
J.M. Smucker Co.	99,239	6,060,526
Nestle S.A.	326,649	15,941,939
PepsiCo, Inc.	66,940	4,365,827

		$38,237,146
Food & Drug Stores - 2.3%
Lawson, Inc.	28,000	$1,240,006
Tesco PLC	385,596	2,565,026
Walgreen Co.	240,500	8,453,575

		$12,258,607
Gaming & Lodging - 1.0%
Ladbrokes PLC	781,160	$1,863,338
William Hill PLC	1,017,270	3,182,840

		$5,046,178
Insurance - 1.4%
AXA (l)	216,780	$4,308,924
Swiss Reinsurance Co.	75,068	3,272,445

		$7,581,369
Major Banks - 8.3%
Bank of New York Mellon Corp.	353,263	$10,997,077
Erste Group Bank AG (l)	99,915	4,462,397
Goldman Sachs Group, Inc.	43,150	6,265,380
Intesa Sanpaolo S.p.A	459,231	1,511,339
Julius Baer Group Ltd.	154,132	5,323,120
Standard Chartered PLC	192,865	5,140,943
State Street Corp.	233,960	10,177,260

		$43,877,516
Medical Equipment - 9.1%
Alcon, Inc.	9,380	$1,461,967
DENTSPLY International, Inc.	119,220	4,368,221
Essilor International S.A.	36,370	2,222,529
Medtronic, Inc.	210,160	9,181,890
Sonova Holding AG	9,929	1,239,107

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
St. Jude Medical, Inc. (a)	162,150	$6,618,963
Synthes, Inc.	38,500	4,389,676
Thermo Fisher Scientific, Inc. (a)	112,150	6,199,652
Waters Corp. (a)	101,740	7,324,263
Zimmer Holdings, Inc. (a)	88,810	5,409,417

		$48,415,685
Natural Gas - Distribution - 0.9%
GDF SUEZ (l)	139,629	$4,975,201

Network & Telecom - 1.9%
Cisco Systems, Inc. (a)	363,970	$9,798,072

Oil Services - 1.1%
National Oilwell Varco, Inc.	136,750	$6,021,103

Other Banks & Diversified Financials - 2.9%
Aeon Credit Service Co. Ltd.	118,400	$1,288,805
American Express Co.	109,790	5,063,515
ICICI Bank Ltd.	111,644	2,355,289
Komercni Banka A.S.	9,244	1,916,472
UBS AG (a)	298,222	4,607,384

		$15,231,465
Pharmaceuticals - 5.9%
Bayer AG (l)	115,783	$7,411,207
Johnson & Johnson	93,880	6,036,484
Merck KGaA (l)	68,240	5,606,957
Roche Holding AG	76,980	12,167,726

		$31,222,374
Printing & Publishing - 0.4%
Wolters Kluwer N.V.	112,630	$2,309,780

Railroad & Shipping - 1.5%
Canadian National Railway Co.	136,016	$8,132,397

Specialty Chemicals - 6.1%
Akzo Nobel N.V. (l)	77,140	$4,534,297
L’Air Liquide S.A.	48,613	5,625,464
Linde AG (l)	115,660	13,830,288
Praxair, Inc.	41,630	3,487,345
Shin-Etsu Chemical Co. Ltd.	85,800	4,954,451

		$32,431,845

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.7%
Abercrombie & Fitch Co., “A”	54,570	$2,386,346
Sally Beauty Holdings, Inc. (a)	123,110	1,175,701

		$3,562,047
Telephone Services - 0.6%
Singapore Telecommunications Ltd.	1,385,975	$3,075,296

Trucking - 2.5%
TNT N.V.	208,159	$6,396,698
United Parcel Service, Inc., “B”	100,990	6,982,449

		$13,379,147
Total Common Stocks (Identified Cost, $459,128,454)		$523,543,174

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	3,866,816	$3,866,816

Collateral for Securities Loaned - 11.4%
Goldman Sachs Repurchase Agreement, 0.19%, dated 4/30/10, due 5/03/10, total to be received $40,299,865 (secured by U.S. Treasury and Federal Agency obligations valued at $41,105,242 in an individually traded account)	$40,299,227	$40,299,227
Morgan Stanley Repurchase Agreement, 0.19%, dated 4/30/10, due 5/03/10, total to be received $20,000,317 (secured by U.S. Treasury and Federal Agency obligations valued at $20,400,388 in an individually traded account)	20,000,000	20,000,000
Total Collateral for Securities Loaned, at Cost		$60,299,227
Total Investments (Identified Cost, $523,294,497)		$587,709,217

Other Assets, Less Liabilities - (11.1)%		(58,482,353)
Net Assets - 100.0%		$529,226,864

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $519,427,681)	$583,842,401
Underlying funds, at cost and value	3,866,816
Total investments, at value, including $57,282,199 of securities on loan (identified cost, $523,294,497)	$587,709,217
Foreign currency, at value (identified cost, $28,429)	28,429
Receivables for
Investments sold	1,531,116
Fund shares sold	1,781,443
Interest and dividends	1,708,911
Other assets	3,709
Total assets	$592,762,825
Liabilities
Payables for
Investments purchased	$1,593,627
Fund shares reacquired	1,386,295
Collateral for securities loaned, at value	60,299,227
Payable to affiliates
Investment adviser	26,135
Shareholder servicing costs	94,683
Distribution and service fees	8,342
Administrative services fee	448
Payable for independent Trustees’ compensation	46,433
Accrued expenses and other liabilities	80,771
Total liabilities	$63,535,961
Net assets	$529,226,864
Net assets consist of
Paid-in capital	$480,528,439
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $39,062 deferred country tax)	64,378,390
Accumulated net realized gain (loss) on investments and foreign currency transactions	(17,023,979)
Undistributed net investment income	1,344,014
Net assets	$529,226,864
Shares of beneficial interest outstanding	23,950,966

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$301,780,719	13,571,566	$22.24
Class B	28,609,829	1,372,851	20.84
Class C	29,909,611	1,486,096	20.13
Class I	123,847,220	5,450,386	22.72
Class R1	4,265,866	209,036	20.41
Class R2	20,074,155	925,504	21.69
Class R3	14,621,032	660,986	22.12
Class R4	6,118,432	274,541	22.29

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.60 [100 / 94.25 x $22.24]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$5,294,050
Interest	50,286
Dividends from underlying funds	3,280
Foreign taxes withheld	(420,890)
Total investment income	$4,926,726
Expenses
Management fee	$2,096,773
Distribution and service fees	750,703
Shareholder servicing costs	431,228
Administrative services fee	38,436
Independent Trustees’ compensation	10,086
Custodian fee	68,383
Shareholder communications	21,883
Auditing fees	23,949
Legal fees	5,564
Miscellaneous	79,439
Total expenses	$3,526,444
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(1,006)
Net expenses	$3,525,431
Net investment income	$1,401,295
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $2,233 country tax)	$404,876
Foreign currency transactions	8,136
Net realized gain (loss) on investments and foreign currency transactions	$413,012
Change in unrealized appreciation (depreciation)
Investments (net of $39,062 increase in deferred country tax)	$44,940,826
Translation of assets and liabilities in foreign currencies	(29,323)
Net unrealized gain (loss) on investments and foreign currency translation	$44,911,503
Net realized and unrealized gain (loss) on investments and foreign currency	$45,324,515
Change in net assets from operations	$46,725,810

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
From operations
Net investment income	$1,401,295	$3,412,215
Net realized gain (loss) on investments and foreign currency transactions	413,012	(15,155,528)
Net unrealized gain (loss) on investments and foreign currency translation	44,911,503	78,556,800
Change in net assets from operations	$46,725,810	$66,813,487
Distributions declared to shareholders
From net investment income	$(3,397,002)	$(5,518,224)
From net realized gain on investments	—	(24,477,858)
Total distributions declared to shareholders	$(3,397,002)	$(29,996,082)
Change in net assets from fund share transactions	$76,918,824	$(38,241,298)
Total change in net assets	$120,247,632	$(1,423,893)
Net assets
At beginning of period	408,979,232	410,403,125
At end of period (including undistributed net investment income of $1,344,014 and $3,339,721, respectively)	$529,226,864	$408,979,232

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.30		$18.51	$31.71	$30.78	$25.79	$22.92
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.27	$0.33	$0.48	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.05		3.02	(10.09)	4.54	5.68	2.81
Total from investment operations	$2.12		$3.19	$(9.82)	$4.87	$6.16	$2.87
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.29)	$(0.19)	$(0.63)	$—	$—
From net realized gain on investments	—		(1.11)	(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(0.18)		$(1.40)	$(3.38)	$(3.94)	$(1.17)	$—
Net asset value, end of period	$22.24		$20.30	$18.51	$31.71	$30.78	$25.79
Total return (%) (r)(s)(t)	10.50	(n)	18.90	(34.51)	17.41	24.73	12.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.53	1.44	1.46	1.45	1.55
Expenses after expense reductions (f)	1.44	(a)	1.53	1.44	1.46	1.45	1.55
Net investment income	0.62	(a)	0.99	1.05	1.10	1.72	0.22
Portfolio turnover	18		17	23	27	39	39
Net assets at end of period (000 omitted)	$301,781		$285,345	$260,535	$474,901	$465,394	$402,985

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.97		$17.25	$29.79	$29.12	$24.64	$22.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.04	$0.06	$0.12	$0.27	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	1.92		2.83	(9.41)	4.25	5.38	2.71
Total from investment operations	$1.90		$2.87	$(9.35)	$4.37	$5.65	$2.58
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.04)	$—	$(0.39)	$—	$—
From net realized gain on investments	—		(1.11)	(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(0.03)		$(1.15)	$(3.19)	$(3.70)	$(1.17)	$—
Net asset value, end of period	$20.84		$18.97	$17.25	$29.79	$29.12	$24.64
Total return (%) (r)(s)(t)	10.03	(n)	18.04	(34.99)	16.51	23.77	11.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.29	2.19	2.21	2.20	2.30
Expenses after expense reductions (f)	2.19	(a)	2.29	2.19	2.21	2.20	2.30
Net investment income (loss)	(0.16	)(a)	0.25	0.25	0.41	1.02	(0.53)
Portfolio turnover	18		17	23	27	39	39
Net assets at end of period (000 omitted)	$28,610		$29,964	$38,111	$102,296	$139,656	$148,434

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.35		$16.79	$29.11	$28.58	$24.19	$21.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.04	$0.07	$0.08	$0.25	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	1.86		2.73	(9.17)	4.20	5.31	2.65
Total from investment operations	$1.85		$2.77	$(9.10)	$4.28	$5.56	$2.53
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.10)	$(0.03)	$(0.44)	$—	$—
From net realized gain on investments	—		(1.11)	(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(0.07)		$(1.21)	$(3.22)	$(3.75)	$(1.17)	$—
Net asset value, end of period	$20.13		$18.35	$16.79	$29.11	$28.58	$24.19
Total return (%) (r)(s)(t)	10.07	(n)	18.02	(34.99)	16.51	23.84	11.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.28	2.19	2.21	2.20	2.30
Expenses after expense reductions (f)	2.19	(a)	2.28	2.19	2.21	2.20	2.30
Net investment income (loss)	(0.13	)(a)	0.24	0.30	0.29	0.96	(0.53)
Portfolio turnover	18		17	23	27	39	39
Net assets at end of period (000 omitted)	$29,910		$27,990	$26,139	$50,903	$41,351	$33,975

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.76		$18.92	$32.33	$31.32	$26.15	$23.23
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.23	$0.34	$0.40	$0.56	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.05		3.08	(10.30)	4.62	5.78	2.85
Total from investment operations	$2.19		$3.31	$(9.96)	$5.02	$6.34	$2.97
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.36)	$(0.26)	$(0.70)	$—	$(0.05)
From net realized gain on investments	—		(1.11)	(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(0.23)		$(1.47)	$(3.45)	$(4.01)	$(1.17)	$(0.05)
Net asset value, end of period	$22.72		$20.76	$18.92	$32.33	$31.32	$26.15
Total return (%) (r)(s)	10.59	(n)	19.23	(34.34)	17.66	25.09	12.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.29	1.19	1.21	1.20	1.30
Expenses after expense reductions (f)	1.18	(a)	1.28	1.19	1.21	1.20	1.30
Net investment income	1.24	(a)	1.33	1.32	1.31	1.95	0.47
Portfolio turnover	18		17	23	27	39	39
Net assets at end of period (000 omitted)	$123,847		$30,417	$49,022	$77,689	$63,714	$41,493

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$18.61		$17.02	$29.60	$29.06	$24.61	$23.89
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.03	$0.06	$0.03	$0.21	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	1.88		2.78	(9.31)	4.29	5.41	0.87	(g)
Total from investment operations	$1.87		$2.81	$(9.25)	$4.32	$5.62	$0.72
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.11)	$(0.14)	$(0.47)	$—	$—
From net realized gain on investments	—		(1.11)	(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(0.07)		$(1.22)	$(3.33)	$(3.78)	$(1.17)	$—
Net asset value, end of period	$20.41		$18.61	$17.02	$29.60	$29.06	$24.61
Total return (%) (r)(s)	10.09	(n)	18.05	(35.04)	16.38	23.68	3.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.27	2.23	2.33	2.40	2.50	(a)
Expenses after expense reductions (f)	2.19	(a)	2.27	2.23	2.30	2.30	2.47	(a)
Net investment income (loss)	(0.14	)(a)	0.22	0.26	0.12	0.78	(1.06	)(a)
Portfolio turnover	18		17	23	27	39	39
Net assets at end of period (000 omitted)	$4,266		$4,140	$3,304	$4,208	$1,348	$672

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.78		$18.06	$31.08	$30.27	$25.48	$22.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.12	$0.21	$0.14	$0.39	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		2.94	(9.88)	4.52	5.57	2.78
Total from investment operations	$2.05		$3.06	$(9.67)	$4.66	$5.96	$2.72
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.23)	$(0.16)	$(0.54)	$—	$—
From net realized gain on investments	—		(1.11)	(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(0.14)		$(1.34)	$(3.35)	$(3.85)	$(1.17)	$—
Net asset value, end of period	$21.69		$19.78	$18.06	$31.08	$30.27	$25.48
Total return (%) (r)(s)	10.42	(n)	18.59	(34.70)	16.94	24.22	11.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.78	1.71	1.88	1.94	2.06
Expenses after expense reductions (f)	1.69	(a)	1.78	1.71	1.85	1.84	2.05
Net investment income (loss)	0.36	(a)	0.74	0.83	0.48	1.42	(0.25)
Portfolio turnover	18		17	23	27	39	39
Net assets at end of period (000 omitted)	$20,074		$19,227	$17,298	$21,364	$6,501	$3,032

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$20.20		$18.41	$31.56	$30.71	$25.77	$24.90
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.26	$0.24	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		3.02	(10.05)	4.56	6.07	0.85	(g)
Total from investment operations	$2.11		$3.18	$(9.79)	$4.80	$6.11	$0.87
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.28)	$(0.17)	$(0.64)	$—	$—
From net realized gain on investments	—		(1.11)	(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(0.19)		$(1.39)	$(3.36)	$(3.95)	$(1.17)	$—
Net asset value, end of period	$22.12		$20.20	$18.41	$31.56	$30.71	$25.77
Total return (%) (r)(s)	10.47	(n)	18.94	(34.56)	17.22	24.54	3.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.52	1.47	1.61	1.63	1.73	(a)
Expenses after expense reductions (f)	1.44	(a)	1.52	1.47	1.61	1.63	1.73	(a)
Net investment income	0.66	(a)	0.96	1.04	0.81	0.14	0.13	(a)
Portfolio turnover	18		17	23	27	39	39
Net assets at end of period (000 omitted)	$14,621		$11,265	$8,939	$14,293	$8,703	$84

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$20.37		$18.56	$31.80	$30.86	$25.81	$24.90
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.37	$0.05	$0.53	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.05		3.03	(10.17)	4.87	5.69	0.83	(g)
Total from investment operations	$2.15		$3.25	$(9.80)	$4.92	$6.22	$0.91
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.33)	$(0.25)	$(0.67)	$—	$—
From net realized gain on investments	—		(1.11)	(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(0.23)		$(1.44)	$(3.44)	$(3.98)	$(1.17)	$—
Net asset value, end of period	$22.29		$20.37	$18.56	$31.80	$30.86	$25.81
Total return (%) (r)(s)	10.59	(n)	19.25	(34.40)	17.58	24.95	3.65	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.28	1.23	1.31	1.29	1.44	(a)
Expenses after expense reductions (f)	1.19	(a)	1.28	1.23	1.31	1.29	1.44	(a)
Net investment income	0.90	(a)	1.25	1.39	0.23	1.88	0.54	(a)
Portfolio turnover	18		17	23	27	39	39
Net assets at end of period (000 omitted)	$6,118		$631	$552	$5,297	$65	$52

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

22

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

23

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$232,582,523	$ —	$—	$232,582,523
Switzerland	17,796,509	41,391,226	—	59,187,735
France	—	55,278,956	—	55,278,956
United Kingdom	12,166,027	35,873,654	—	48,039,681
Germany	12,697,307	21,770,335	—	34,467,642
Netherlands	6,396,698	23,313,908	—	29,710,606
Japan	2,223,293	27,481,507	—	29,704,800
Canada	8,132,397	—	—	8,132,397
South Korea	—	7,354,423	—	7,354,423
Other Countries	1,916,472	17,167,939	—	19,084,411
Short Term Securities	—	60,299,227	—	60,299,227
Mutual Funds	3,866,816	—	—	3,866,816
Total Investments	$297,778,042	$289,931,175	$—	$587,709,217

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $33,025,372 were considered level 1 investments at the beginning of the period. Of the Level 1 investments presented above, equity investments amounting to $44,130,395 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

24

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended April 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term

25

Notes to Financial Statements (unaudited) – continued

securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to

26

Notes to Financial Statements (unaudited) – continued

examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$6,854,304
Long-term capital gain	23,141,778
Total distributions	$29,996,082

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$528,633,244
Gross appreciation	86,919,699
Gross depreciation	(27,843,726)
Net unrealized appreciation (depreciation)	$59,075,973

As of 10/31/09
Undistributed ordinary income	3,396,906
Capital loss carryforwards	(12,098,244)
Other temporary differences	(25,130)
Net unrealized appreciation (depreciation)	14,096,085

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

27

Notes to Financial Statements (unaudited) – continued

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(12,098,244)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/10	Year ended 10/31/09	Six months ended 4/30/10	Year ended 10/31/09
Class A	$2,505,520	$3,942,190	$—	$15,275,424
Class B	49,134	75,804	—	2,341,277
Class C	97,806	149,053	—	1,722,265
Class I	419,862	942,596	—	2,933,832
Class J (f)	N/A	28,315	N/A	384,108
Class R1	16,117	21,512	—	216,806
Class R2	142,801	219,417	—	1,052,907
Class R3	102,760	129,672	—	518,575
Class R4	63,002	9,665	—	32,664
Total	$3,397,002	$5,518,224	$—	$24,477,858

(f)	Class J shares closed on February 27, 2009.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

28

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,871 for the six months ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$367,392
Class B	0.75%	0.25%	1.00%	1.00%	149,281
Class C	0.75%	0.25%	1.00%	1.00%	145,365
Class R1	0.75%	0.25%	1.00%	1.00%	21,318
Class R2	0.25%	0.25%	0.50%	0.50%	51,400
Class R3	—	0.25%	0.25%	0.25%	15,947
Total Distribution and Service Fees					$750,703

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2010, were as follows:

Amount
Class A	$8
Class B	17,227
Class C	420

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the

29

Notes to Financial Statements (unaudited) – continued

fund’s Board of Trustees. For the six months ended April 30, 2010, the fee was $170,765, which equated to 0.0733% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $260,463.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $1,209 and the Retirement Deferral plan resulted in an expense of $1,962. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $44,666 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

30

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,717 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,006, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $155,083,544 and $81,819,738, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,042,530	$22,724,308	2,510,880	$42,460,515
Class B	110,032	2,236,775	208,083	3,359,888
Class C	128,476	2,525,350	223,886	3,432,199
Class I	5,243,638	115,122,422	1,345,704	25,170,599
Class J (f)	N/A	N/A	546	8,423
Class R1	15,396	305,324	49,237	775,046
Class R2	111,880	2,360,628	222,986	3,694,023
Class R3	209,270	4,594,835	176,420	2,920,809
Class R4	279,913	6,012,024	6,578	114,499
	7,141,135	$155,881,666	4,744,320	$81,936,001

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	109,239	$2,326,782	1,076,556	$17,946,135
Class B	2,298	46,007	144,427	2,264,623
Class C	4,368	84,433	102,679	1,556,612
Class I	18,690	406,503	227,891	3,876,428
Class J (f)	N/A	N/A	225	3,465
Class R1	814	15,963	15,495	238,318
Class R2	6,684	138,953	75,143	1,223,324
Class R3	4,849	102,760	39,075	648,247
Class R4	2,954	63,002	2,536	42,329
	149,896	$3,184,403	1,684,027	$27,799,481
Shares reacquired
Class A	(1,633,912)	$(35,414,314)	(3,610,383)	$(60,136,121)
Class B	(319,293)	(6,518,808)	(982,347)	(15,265,083)
Class C	(172,105)	(3,342,272)	(358,451)	(5,364,955)
Class I	(1,276,921)	(29,576,171)	(2,699,865)	(54,504,065)
Class J (f)	N/A	N/A	(382,972)	(4,967,052)
Class R1	(29,630)	(589,911)	(36,348)	(542,946)
Class R2	(164,862)	(3,499,693)	(284,182)	(4,684,394)
Class R3	(110,733)	(2,355,188)	(143,339)	(2,375,596)
Class R4	(39,307)	(850,888)	(7,861)	(136,568)
	(3,746,763)	$(82,147,245)	(8,505,748)	$(147,976,780)
Net change
Class A	(482,143)	$(10,363,224)	(22,947)	$270,529
Class B	(206,963)	(4,236,026)	(629,837)	(9,640,572)
Class C	(39,261)	(732,489)	(31,886)	(376,144)
Class I	3,985,407	85,952,754	(1,126,270)	(25,457,038)
Class J (f)	N/A	N/A	(382,201)	(4,955,164)
Class R1	(13,420)	(268,624)	28,384	470,418
Class R2	(46,298)	(1,000,112)	13,947	232,953
Class R3	103,386	2,342,407	72,156	1,193,460
Class R4	243,560	5,224,138	1,253	20,260
	3,544,268	$76,918,824	(2,077,401)	$(38,241,298)

(f)	Class J shares closed on February 27, 2009.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

32

Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $3,490 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,272,358	145,104,278	(143,509,820)	3,866,816

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,280	$3,866,816

33

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VI, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	2,411,252,799.370	47,579,338.071
Lawrence H. Cohn, M.D.	2,410,483,391.074	48,348,746.367
Maureen R. Goldfarb	2,410,831,816.711	48,000,320.729
David H. Gunning	2,411,089,708.057	47,742,429.383
William R. Gutow	2,411,301,100.675	47,531,036.765
Michael Hegarty	2,411,246,863.087	47,585,274.353
John P. Kavanaugh	2,411,407,913.952	47,424,223.489
Robert J. Manning	2,411,252,528.550	47,579,608.891
Robert C. Pozen	2,411,438,532.476	47,393,604.964
J. Dale Sherratt	2,410,865,242.225	47,966,895.216
Laurie J. Thomsen	2,411,131,252.551	47,700,884.890
Robert W. Uek	2,411,143,493.112	47,688,644.329

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

35

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Global Total Return Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/10

MWT-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Government of Japan, 1.7%, 2017	2.1%
Federal Republic of Germany, 4.25%, 2018	1.8%
Lockheed Martin Corp.	1.5%
Vodafone Group PLC	1.5%
Government of Japan, 1.3%, 2014	1.4%
Johnson & Johnson	1.3%
Sanofi-Aventis S.A.	1.3%
Republic of Italy, 4.75%, 2013	1.2%
Roche Holding AG	1.2%
Nestle S.A.	1.2%

Composition including fixed income credit quality (a)(i)
AAA	16.7%
AA	9.2%
A	3.3%
BBB	5.8%
BB	0.7%
Equity	58.4%
Other	5.9%

Equity sectors
Financial Services	11.0%
Consumer Staples	8.5%
Health Care	8.4%
Industrial Goods & Services	5.8%
Energy	5.5%
Utilities & Communications	5.4%
Technology	4.3%
Special Products & Services	2.4%
Leisure	2.3%
Transportation	1.6%
Retailing	1.2%
Basic Materials	1.1%
Autos & Housing	0.9%

Fixed income sectors (i)
Non-U.S. Government Bonds	17.4%
High Grade Corporates	7.9%
Mortgage-Backed Securities	3.9%
Emerging Markets Bonds	2.1%
U.S. Treasury Securities	1.7%
Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies	0.7%
High Yield Corporates	0.5%
Municipal Bonds	0.1%

Country weightings (i)
United States	46.2%
Japan	12.1%
United Kingdom	8.9%
Germany	5.6%
France	5.0%
Switzerland	4.8%
Netherlands	4.1%
Italy	2.9%
Ireland	1.3%
Other Countries	9.1%

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(i)	For purposes of this presentation, the components include the market value of securities and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 4/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2009 through April 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	1.25%	$1,000.00	$1,039.64	$6.32
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
B	Actual	2.00%	$1,000.00	$1,035.72	$10.09
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
C	Actual	2.00%	$1,000.00	$1,036.21	$10.10
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
I	Actual	1.00%	$1,000.00	$1,042.05	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R1	Actual	2.00%	$1,000.00	$1,036.33	$10.10
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
R2	Actual	1.50%	$1,000.00	$1,038.63	$7.58
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R3	Actual	1.25%	$1,000.00	$1,039.72	$6.32
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R4	Actual	1.00%	$1,000.00	$1,040.90	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 58.4%
Issuer	Shares/Par	Value ($)

Aerospace - 3.5%
Cobham PLC	824,750	$3,344,222
Lockheed Martin Corp.	136,740	11,607,859
Northrop Grumman Corp.	83,490	5,663,127
United Technologies Corp.	72,870	5,461,607

		$26,076,815
Alcoholic Beverages - 1.0%
Heineken N.V. (l)	155,070	$7,198,084

Apparel Manufacturers - 0.5%
NIKE, Inc., “B”	46,070	$3,497,174

Broadcasting - 2.1%
Fuji Television Network, Inc.	1,098	$1,779,056
Nippon Television Network Corp.	12,790	1,917,104
Omnicom Group, Inc.	70,470	3,006,250
Vivendi S.A. (l)	176,098	4,634,835
Walt Disney Co.	122,780	4,523,215

		$15,860,460
Brokerage & Asset Managers - 0.4%
Daiwa Securities Group, Inc.	622,000	$3,221,116

Business Services - 2.1%
Accenture Ltd., “A”	116,100	$5,066,604
Bunzl PLC	207,260	2,420,018
Dun & Bradstreet Corp.	30,040	2,312,179
Nomura Research Institute Ltd.	101,800	2,612,868
USS Co. Ltd.	47,330	3,232,045

		$15,643,714
Chemicals - 1.1%
3M Co.	26,550	$2,354,189
Givaudan S.A.	3,610	3,142,452
PPG Industries, Inc.	40,640	2,859,837

		$8,356,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.6%
Oracle Corp.	175,620	$4,538,021

Computer Software - Systems - 1.1%
International Business Machines Corp.	32,110	$4,142,190
Konica Minolta Holdings, Inc.	333,000	4,191,904

		$8,334,094
Conglomerates - 0.3%
Tomkins PLC	669,670	$2,548,202

Construction - 0.9%
Geberit AG	21,934	$3,901,333
Sherwin-Williams Co.	38,500	3,005,695

		$6,907,028
Consumer Products - 2.4%
Henkel KGaA, IPS	82,990	$4,440,921
Kao Corp.	232,500	5,627,675
Kose Corp.	103,800	2,416,499
Procter & Gamble Co.	41,285	2,566,276
Reckitt Benckiser Group PLC	50,330	2,612,119

		$17,663,490
Electrical Equipment - 0.8%
Legrand S.A.	94,370	$3,061,367
Spectris PLC	222,140	3,056,067

		$6,117,434
Electronics - 1.7%
Halma PLC	293,110	$1,221,640
Intel Corp.	169,220	3,863,293
Samsung Electronics Co. Ltd.	6,092	4,607,481
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	317,374	3,360,991

		$13,053,405
Energy - Independent - 1.4%
Apache Corp.	33,680	$3,427,277
Devon Energy Corp.	40,030	2,695,220
EOG Resources, Inc.	20,500	2,298,460
INPEX Corp.	343	2,424,679

		$10,845,636

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 3.9%
Chevron Corp.	101,470	$8,263,717
Exxon Mobil Corp.	47,550	3,226,267
Hess Corp.	43,930	2,791,751
Royal Dutch Shell PLC, “A”	266,860	8,349,588
TOTAL S.A.	125,390	6,794,504

		$29,425,827
Food & Beverages - 3.2%
General Mills, Inc.	36,360	$2,588,105
Groupe Danone (l)	47,880	2,826,063
J.M. Smucker Co.	28,023	1,711,365
Kellogg Co.	60,440	3,320,574
Nestle S.A.	176,876	8,632,344
Nong Shim Co. Ltd.	8,306	1,599,974
PepsiCo, Inc.	49,000	3,195,780

		$23,874,205
Food & Drug Stores - 0.7%
CVS Caremark Corp.	72,730	$2,685,919
Lawson, Inc.	63,100	2,794,443

		$5,480,362
Insurance - 4.0%
Allstate Corp.	114,330	$3,735,161
Aon Corp.	51,100	2,169,706
Hiscox Ltd.	418,519	2,136,865
ING Groep N.V. (a)	266,740	2,387,688
Jardine Lloyd Thompson Group PLC	267,480	2,261,900
MetLife, Inc.	156,680	7,141,474
Muenchener Ruckversicherungs-Gesellschaft AG (l)	17,030	2,408,042
Prudential Financial, Inc.	48,050	3,054,058
Travelers Cos., Inc.	36,180	1,835,773
Zurich Financial Services AG	13,490	3,007,661

		$30,138,328
Leisure & Toys - 0.2%
Hasbro, Inc.	29,690	$1,138,908

Machinery & Tools - 1.5%
ASSA ABLOY AB, “B” (l)	180,890	$4,207,269
GLORY Ltd.	94,100	2,412,230
Neopost S.A.	30,860	2,453,155
Schindler Holding AG	22,060	1,939,464

		$11,012,118

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 5.4%
Bank of America Corp.	138,030	$2,461,075
Bank of New York Mellon Corp.	226,058	7,037,186
Credit Agricole S.A.	156,845	2,237,460
Goldman Sachs Group, Inc.	33,270	4,830,804
HSBC Holdings PLC	433,250	4,413,689
JPMorgan Chase & Co.	130,140	5,541,361
PNC Financial Services Group, Inc.	37,420	2,514,998
State Street Corp.	77,980	3,392,130
Sumitomo Mitsui Financial Group, Inc.	55,100	1,817,827
UniCredito Italiano S.p.A.	754,092	1,977,862
Wells Fargo & Co.	126,230	4,179,475

		$40,403,867
Medical & Health Technology & Services - 0.6%
Kobayashi Pharmaceutical Co. Ltd.	43,800	$1,767,201
Miraca Holdings, Inc.	74,400	2,385,929

		$4,153,130
Medical Equipment - 1.5%
Becton, Dickinson & Co.	24,030	$1,835,171
Medtronic, Inc.	69,150	3,021,164
Smith & Nephew PLC	240,907	2,500,835
St. Jude Medical, Inc. (a)	55,660	2,272,041
Synthes, Inc.	17,040	1,942,859

		$11,572,070
Network & Telecom - 0.9%
Ericsson, Inc., “B”	301,320	$3,506,914
Nokia Oyj (l)	291,530	3,547,983

		$7,054,897
Oil Services - 0.2%
National Oilwell Varco, Inc.	37,250	$1,640,118

Other Banks & Diversified Financials - 1.1%
Bangkok Bank Public Co. Ltd.	455,900	$1,684,592
DnB NOR A.S.A. (l)	272,000	3,200,712
Hachijuni Bank Ltd.	180,000	1,013,680
Sapporo Hokuyo Holdings, Inc.	217,400	1,000,352
Unione di Banche Italiane Scpa	91,038	1,126,005

		$8,025,341

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 6.3%
Abbott Laboratories	127,720	$6,534,155
GlaxoSmithKline PLC	266,960	4,946,477
Hisamitsu Pharmaceutical Co., Inc.	17,600	650,152
Johnson & Johnson	151,190	9,721,517
Merck KGaA	19,030	1,563,605
Pfizer, Inc.	253,640	4,240,861
Roche Holding AG	55,390	8,755,135
Sanofi-Aventis S.A.	136,960	9,378,116
Santen Pharmaceutical Co. Ltd.	55,200	1,762,921

		$47,552,939
Railroad & Shipping - 0.3%
Canadian National Railway Co.	36,300	$2,170,377

Real Estate - 0.1%
Deutsche Wohnen AG (a)	119,110	$1,078,405

Telecommunications - Wireless - 2.3%
KDDI Corp.	1,210	$5,867,408
Vodafone Group PLC	5,146,635	11,445,744

		$17,313,152
Telephone Services - 1.8%
AT&T, Inc.	251,100	$6,543,666
China Unicom Ltd.	1,046,000	1,304,612
Royal KPN N.V.	395,190	5,908,632

		$13,756,910
Tobacco - 1.9%
British American Tobacco PLC	129,190	$4,060,083
Japan Tobacco, Inc.	892	3,084,115
Philip Morris International, Inc.	142,700	7,003,716

		$14,147,914
Trucking - 1.3%
TNT N.V.	141,098	$4,335,923
Yamato Holdings Co. Ltd.	356,400	5,125,847

		$9,461,770

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Utilities - Electric Power - 1.3%
Dominion Resources, Inc.		77,314	$3,231,725
E.ON AG (l)		103,690	3,832,491
FPL Group, Inc.		30,300	1,577,115
PPL Corp.		43,590	1,079,288

			$9,720,619
Total Common Stocks (Identified Cost, $388,210,985)			$438,982,408

Bonds - 35.3%
Asset Backed & Securitized - 1.4%
Bayview Commercial Asset Trust, FRN, 0.974%, 2023 (z)	CAD	560,000	$417,106
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$2,070,000	2,010,534
Commercial Mortgage Asset Trust, FRN, 1.092%, 2032 (i)(z)		11,195,875	295,769
Commercial Mortgage Pass-Through Certificates, FRN, 0.444%, 2017 (n)		1,400,000	1,299,436
First Union National Bank Commercial Mortgage Trust, FRN, 1.156%, 2043 (i)(n)		21,226,306	105,295
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		1,040,000	1,002,585
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049		2,070,000	2,033,999
Merrill Lynch Mortgage Trust, FRN, 6.02%, 2050		1,040,000	1,062,237
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.099%, 2051		2,070,000	2,153,524

			$10,380,485
Automotive - 0.1%
American Honda Finance Corp., 2.375%, 2013 (n)		$400,000	$401,657

Broadcasting - 0.0%
CBS Corp., 5.75%, 2020		$190,000	$197,423

Cable TV - 0.8%
Comcast Corp., 5.15%, 2020		$1,550,000	$1,582,119
Cox Communications, Inc., 9.375%, 2019 (z)		1,060,000	1,367,117
DIRECTV Holdings LLC, 5.2%, 2020 (n)		1,180,000	1,189,799
Time Warner Cable, Inc., 5%, 2020		1,540,000	1,538,588

			$5,677,623
Chemicals - 0.2%
Dow Chemical Co., 9.4%, 2039		$1,048,000	$1,446,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.3%
Newell Rubbermaid, Inc., 10.6%, 2019	$1,410,000	$1,904,329

Emerging Market Quasi-Sovereign - 1.1%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$102,530
BNDES Participacoes S.A., 6.5%, 2019 (n)	192,000	204,000
Gaz Capital S.A., 8.125%, 2014 (n)	526,000	580,572
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	1,164,000	1,466,640
KazMunaiGaz Finance B.V., 7%, 2020 (z)	101,000	102,767
Korea Development Bank, 4.375%, 2015	109,000	111,484
Korea National Oil Corp., 5.375%, 2014	759,000	809,268
Majapahit Holding B.V., 7.75%, 2020 (n)	833,000	911,135
Pemex Project Funding Master Trust, 5.75%, 2018	523,000	540,538
Petrobras International Finance Co., 7.875%, 2019	679,000	793,389
Petroleos Mexicanos, 6%, 2020 (n)	408,000	419,628
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	774,000	745,942
Qtel International Finance Ltd., 7.875%, 2019 (n)	363,000	419,222
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,200,000	1,344,362

		$8,551,477
Emerging Market Sovereign - 0.3%
Federative Republic of Brazil, 5.625%, 2041	$695,000	$658,512
Republic of Peru, 7.35%, 2025	700,000	815,500
Republic of South Africa, 5.5%, 2020	399,000	404,985

		$1,878,997
Energy - Independent - 0.0%
Anadarko Petroleum Corp., 6.2%, 2040	$350,000	$354,270

Energy - Integrated - 0.2%
Hess Corp., 8.125%, 2019	$1,230,000	$1,529,013

Food & Beverages - 0.8%
Anheuser-Busch InBev, 5.375%, 2020	$1,480,000	$1,547,396
Diageo Finance B.V., 5.5%, 2013	1,405,000	1,542,594
Kraft Foods, Inc., 6.5%, 2040	1,523,000	1,639,008
Miller Brewing Co., 5.5%, 2013 (n)	1,090,000	1,189,068

		$5,918,066
Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017	$1,030,000	$1,127,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.1%
Fibria Overseas Finance Ltd., 7.5%, 2020 (z)		$187,000	$187,561
Votorantim Participacoes S.A., 6.75%, 2021 (n)		368,000	370,760

			$558,321
Insurance - 0.2%
UnumProvident Corp., 6.85%, 2015 (n)		$1,367,000	$1,474,746

Insurance - Property & Casualty - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,517,171
Chubb Corp., 6.375% to 2017, FRN to 2067		1,410,000	1,411,762
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,565,000	2,475,225

			$5,404,158
International Market Quasi-Sovereign - 0.6%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	1,910,000	$1,954,506
Eksportfinans A.S.A., 1.875%, 2013		$1,435,000	1,435,637
Irish Life & Permanent PLC, 3.6%, 2013 (n)		1,400,000	1,411,080

			$4,801,223
International Market Sovereign - 16.5%
Dutch Government, 3.75%, 2014	EUR	5,500,000	$7,895,339
Federal Republic of Germany, 5%, 2011	EUR	1,599,000	2,237,482
Federal Republic of Germany, 3.75%, 2013	EUR	1,884,000	2,699,621
Federal Republic of Germany, 3.75%, 2015	EUR	3,993,000	5,749,241
Federal Republic of Germany, 4.25%, 2018	EUR	8,827,000	13,012,952
Federal Republic of Germany, 6.25%, 2030	EUR	2,502,000	4,538,513
Government of Canada, 4.5%, 2015	CAD	680,000	716,959
Government of Japan, 1.3%, 2014	JPY	921,000,000	10,180,219
Government of Japan, 1.7%, 2017	JPY	1,378,000,000	15,590,698
Government of Japan, 2.1%, 2024	JPY	459,000,000	5,121,567
Government of Japan, 2.2%, 2027	JPY	137,700,000	1,525,045
Government of Japan, 2.4%, 2037	JPY	129,350,000	1,447,698
Kingdom of Belgium, 5.5%, 2017	EUR	726,000	1,126,272
Kingdom of Spain, 4.75%, 2014	EUR	2,035,000	2,914,610
Kingdom of the Netherlands, 5.5%, 2028	EUR	656,000	1,079,998
Republic of Austria, 4.65%, 2018	EUR	4,064,000	6,007,956
Republic of Finland, 3.875%, 2017	EUR	2,404,000	3,425,310
Republic of France, 6%, 2025	EUR	1,522,000	2,570,411
Republic of France, 4.75%, 2035	EUR	1,774,000	2,686,766
Republic of Ireland, 4.6%, 2016	EUR	6,215,000	8,319,233
Republic of Italy, 4.75%, 2013	EUR	6,398,000	9,122,161
Republic of Italy, 5.25%, 2017	EUR	4,286,000	6,417,636

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 8%, 2015	GBP	3,497,000	$6,767,634
United Kingdom Treasury, 8%, 2021	GBP	635,000	1,318,096
United Kingdom Treasury, 4.25%, 2036	GBP	1,223,000	1,806,693

			$124,278,110
Local Authorities - 0.4%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039		$610,000	$713,493
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043		890,000	948,242
University of California Rev. (Build America Bonds), 5.77%, 2043		505,000	505,970
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		790,000	845,821

			$3,013,526
Major Banks - 2.0%
Bank of America Corp., 7.625%, 2019		$1,870,000	$2,134,639
BB&T Corp., 3.95%, 2016		1,650,000	1,657,017
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,100,000	1,034,000
Credit Suisse (USA), Inc., 6%, 2018		1,750,000	1,870,449
Merrill Lynch & Co., Inc., 6.15%, 2013		1,113,000	1,204,393
Morgan Stanley, 7.3%, 2019		3,010,000	3,305,215
PNC Financial Services Group, Inc., 5.125%, 2020		2,250,000	2,290,862
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		1,450,000	1,494,793

			$14,991,368
Metals & Mining - 0.7%
ArcelorMittal, 6.125%, 2018		$1,090,000	$1,175,007
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015		1,110,000	1,208,512
Peabody Energy Corp., “B”, 6.875%, 2013		1,170,000	1,184,625
Southern Copper Corp., 5.375%, 2020		101,000	101,802
Southern Copper Corp., 6.75%, 2040		290,000	292,298
Vale Overseas Ltd., 6.875%, 2039		1,410,000	1,479,393

			$5,441,637
Mortgage Backed - 3.8%
Fannie Mae, 4.771%, 2012		$1,149,805	$1,214,646
Fannie Mae, 4.518%, 2013		79,141	83,553
Fannie Mae, 5.37%, 2013		262,844	280,164
Fannie Mae, 4.78%, 2015		348,254	372,557
Fannie Mae, 4.79%, 2015		364,801	390,234
Fannie Mae, 4.856%, 2015		275,270	293,533
Fannie Mae, 5.5%, 2015		262,435	290,142

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 5.09%, 2016	$362,000	$391,851
Fannie Mae, 5.424%, 2016	330,788	364,228
Fannie Mae, 4.99%, 2017	242,813	261,476
Fannie Mae, 5.05%, 2017	328,901	355,540
Fannie Mae, 5.161%, 2018	777,634	847,505
Fannie Mae, 5.1%, 2019	341,984	368,779
Fannie Mae, 5.18%, 2019	342,052	370,612
Fannie Mae, 6.16%, 2019	302,916	337,079
Fannie Mae, 4.5%, 2025	1,385,000	1,441,468
Fannie Mae, 5%, 2025	88,024	88,365
Fannie Mae, TBA, 4.5%, 2033	2,184,000	2,201,745
Fannie Mae, TBA, 5%, 2033	2,125,000	2,199,375
Freddie Mac, 5.085%, 2019	589,000	628,644
Freddie Mac, 4%, 2024	12,100	12,101
Freddie Mac, 5%, 2024 - 2028	1,511,739	1,549,572
Freddie Mac, 5.5%, 2026 - 2037	2,187,492	2,308,953
Freddie Mac, TBA, 5%, 2018 - 2033	6,883,000	7,138,917
Freddie Mac, TBA, 6%, 2033	2,043,000	2,186,647
Ginnie Mae, TBA, 5%, 2040	2,803,000	2,922,565

		$28,900,251
Municipals - 0.1%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$805,000	$939,008

Natural Gas - Pipeline - 0.2%
Williams Partners LP, 5.25%, 2020 (z)	$1,821,000	$1,872,990

Network & Telecom - 0.4%
CenturyTel, Inc., 7.6%, 2039	$910,000	$886,042
Telecom Italia Capital, 7.175%, 2019	1,400,000	1,526,337
Telefonica Emisiones S.A.U., 2.582%, 2013	870,000	872,303

		$3,284,682
Other Banks & Diversified Financials - 0.6%
Banco Santander (Brasil) S.A., 4.5%, 2015 (n)	$818,000	$793,460
Citigroup, Inc., 6.125%, 2018	2,050,000	2,125,780
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (z)	711,000	721,484
VTB Capital S.A., 6.465%, 2015 (n)	623,000	630,788

		$4,271,512
Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 10.25%, 2016	$1,020,000	$1,229,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,400,000	$1,442,129

Specialty Stores - 0.1%
Best Buy Co., Inc., 6.75%, 2013	$780,000	$872,672

Supranational - 0.1%
Eurasian Development Bank, 7.375%, 2014 (n)	$665,000	$714,875

Tobacco - 0.4%
Altria Group, Inc., 9.7%, 2018	$1,440,000	$1,810,931
Lorillard Tobacco Co., 6.875%, 2020	860,000	883,955

		$2,694,886
U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,193,481
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	527,000	505,029
Small Business Administration, 5.09%, 2025	150,709	160,958
Small Business Administration, 5.21%, 2026	1,963,352	2,088,192
Small Business Administration, 5.31%, 2027	1,057,611	1,143,996

		$5,091,656
U.S. Treasury Obligations - 1.7%
U.S. Treasury Bonds, 4.75%, 2017	$3,935,000	$4,350,634
U.S. Treasury Notes, 4.75%, 2012	7,732,000	8,261,464
U.S. Treasury Notes, 4.125%, 2015	188,000	203,436

		$12,815,534
Utilities - Electric Power - 0.2%
Enel Finance International S.A., 6%, 2039 (z)	$1,386,000	$1,304,326
Total Bonds (Identified Cost, $261,003,800)		$264,763,850

Money Market Funds (v) - 7.7%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	57,724,550	$57,724,550

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 3.2%
Issuer	Shares/Par	Value ($)

Goldman Sachs Repurchase Agreement, 0.19%, dated 4/30/10, due 5/03/10, total to be received $9,184,319 (secured by U.S. Treasury and Federal Agency obligations valued at $9,367,865 in an individually traded account)	9,184,174	$9,184,174
Morgan Stanley Repurchase Agreement, 0.19%, dated 4/30/10, due 5/03/10, total to be received $15,000,237 (secured by U.S. Treasury and Federal Agency obligations valued at $15,300,291 in an individually traded account)	15,000,000	15,000,000
Total Collateral for Securities Loaned, at Cost and Value		$24,184,174
Total Investments (Identified Cost, $731,123,509)		$785,654,982

Other Assets, Less Liabilities - (4.6)%		(34,590,660)
Net Assets - 100.0%		$751,064,322

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,492,606, representing 3.0% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.974%, 2023	5/25/06	$506,329	$417,106
Commercial Mortgage Asset Trust, FRN, 1.092%, 2032	8/25/03	328,937	295,769
Cox Communications, Inc., 9.375%, 2019	2/10/10	1,338,876	1,367,117
Enel Finance International S.A., 6%, 2039	3/26/10	1,322,239	1,304,326
Fibria Overseas Finance Ltd., 7.5%, 2020	4/29/10	185,384	187,561
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020	4/15/10	711,000	721,484
KazMunaiGaz Finance B.V., 7%, 2020	4/28/10	99,225	102,767
Williams Partners LP, 5.25%, 2020	2/02/10	1,820,015	1,872,990
Total Restricted Securities			$6,269,120
% of Net Assets			0.8%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	1,120,000	5/24/10	$1,020,251	$1,033,947	$13,696
BUY	AUD	Credit Suisse Group	59,000	5/24/10	52,207	54,467	2,260
BUY	AUD	UBS AG	2,650,504	5/24/10	2,363,507	2,446,857	83,350
BUY	BRL	Barclays Bank PLC	177,000	6/15/10	99,831	100,892	1,061
BUY	BRL	Deutsche Bank AG	2,075,000	5/04/10	1,140,110	1,193,729	53,619
SELL	BRL	Deutsche Bank AG	2,075,000	5/04/10	1,198,037	1,193,729	4,308
BUY	CAD	HSBC Bank	4,474,855	5/10/10	4,357,210	4,405,252	48,042
BUY	CAD	UBS AG	1,339,658	5/05/10	1,305,521	1,318,820	13,299
SELL	EUR	Barclays Bank PLC	4,695,000	6/14/10	6,410,113	6,251,799	158,314
SELL	EUR	Citibank N.A.	3,695,690	6/14/10	5,040,930	4,921,132	119,798
SELL	EUR	Credit Suisse Group	324,000	6/14/10	438,512	431,434	7,078
SELL	EUR	Goldman Sachs International	2,880,115	6/14/10	3,902,043	3,835,123	66,920
SELL	EUR	JPMorgan Chase Bank N.A.	3,366,493	6/14/10	4,601,423	4,482,777	118,646
SELL	EUR	UBS AG	14,021,233	6/14/10	19,042,423	18,670,486	371,937
BUY	GBP	Barclays Bank PLC	1,414,050	7/12/10	2,157,429	2,163,057	5,628
BUY	GBP	Deutsche Bank AG	1,414,050	7/12/10	2,157,444	2,163,057	5,613
BUY	GBP	UBS AG	307,000	6/14/10	469,464	469,653	189
BUY	INR	Merrill Lynch International Bank	52,706,000	5/28/10	1,183,075	1,185,393	2,318
BUY	JPY	UBS AG	154,505,000	6/14/10	1,644,886	1,645,465	579
SELL	JPY	Credit Suisse Group	93,198,330	7/12/10	998,964	992,863	6,101
SELL	JPY	Goldman Sachs International	54,713,000	7/12/10	586,464	582,870	3,594
SELL	JPY	HSBC Bank	111,200,293	7/12/10	1,195,188	1,184,642	10,546
SELL	JPY	JPMorgan Chase Bank N.A.	10,593,000	7/12/10	113,452	112,850	602
BUY	KRW	Barclays Bank PLC	5,881,917,000	5/04/10-6/28/10	5,245,468	5,305,903	60,435
BUY	MXN	HSBC Bank	15,221,000	5/04/10-7/06/10	1,211,448	1,230,903	19,455
BUY	MXN	JPMorgan Chase Bank N.A.	5,462,000	7/06/10	437,818	440,610	2,792
SELL	MXN	Merrill Lynch International Bank	5,533,000	5/04/10	452,560	449,390	3,170
BUY	MYR	Merrill Lynch International Bank	1,955,000	5/10/10	608,503	613,703	5,200
BUY	NOK	Citibank N.A.	2,733,000	6/08/10	460,259	462,511	2,252

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	NZD	Credit Suisse Group	639,000	7/26/10	$458,938	$461,805	$2,867
BUY	PHP	JPMorgan Chase Bank N.A.	41,817,000	5/11/10	932,513	939,801	7,288
BUY	PLN	HSBC Bank	4,443,000	7/06/10	1,498,250	1,499,874	1,624
BUY	SGD	Citibank N.A.	811,000	6/14/10	583,558	591,841	8,283
BUY	TRY	HSBC Bank	1,526,000	5/11/10	1,000,904	1,023,989	23,085
BUY	TWD	JPMorgan Chase Bank N.A.	32,599,000	5/10/10	1,035,546	1,041,156	5,610

							$1,239,559

Liability Derivatives
BUY	AUD	Citibank N.A.	187,000	7/12/10	$173,044	$171,617	$(1,427)
BUY	AUD	Credit Suisse Group	248,000	7/12/10	228,866	227,600	(1,266)
BUY	AUD	Westpac Banking Corp.	156,000	7/12/10	143,963	143,167	(796)
BUY	BRL	Deutsche Bank AG	2,075,000	6/02/10	1,190,681	1,186,473	(4,208)
BUY	CAD	Citibank N.A.	828,000	5/10/10-6/14/10	826,117	815,121	(10,996)
BUY	CHF	Barclays Bank PLC	134,000	6/14/10	125,848	124,586	(1,262)
BUY	CHF	UBS AG	1,236,000	7/12/10	1,152,883	1,149,628	(3,255)
BUY	CNY	JPMorgan Chase Bank N.A.	4,012,000	4/18/11	606,684	599,719	(6,965)
BUY	CZK	Citibank N.A.	5,493,000	7/12/10	293,356	285,126	(8,230)
BUY	DKK	Barclays Bank PLC	7,040,486	6/25/10	1,280,927	1,259,139	(21,788)
BUY	DKK	Citibank N.A.	260,000	6/25/10	47,010	46,499	(511)
BUY	EUR	Barclays Bank PLC	1,518,000	6/14/10	2,073,847	2,021,349	(52,498)
BUY	EUR	Credit Suisse Group	1,071,000	6/14/10	1,471,074	1,426,129	(44,945)
BUY	EUR	HSBC Bank	6,730,122	6/10/10-6/14/10	9,141,419	8,961,736	(179,683)
BUY	EUR	JPMorgan Chase Bank N.A.	17,814,029	6/14/10	23,777,454	23,720,924	(56,530)
BUY	EUR	UBS AG	2,973,000	6/14/10	4,036,137	3,958,807	(77,330)
BUY	GBP	Barclays Bank PLC	34,000	6/14/10	52,170	52,014	(156)
BUY	GBP	Citibank N.A.	343,000	6/14/10	531,619	524,726	(6,893)
BUY	GBP	Credit Suisse Group	198,000	7/12/10	303,866	302,879	(987)
BUY	IDR	HSBC Bank	11,764,482,000	6/17/10	1,304,080	1,294,999	(9,081)
BUY	IDR	JPMorgan Chase Bank N.A.	4,152,805,000	6/17/10	458,620	457,128	(1,492)
BUY	IDR	Merrill Lynch International Bank	663,490,000	6/17/10	73,639	73,035	(604)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	JPY	JPMorgan Chase Bank N.A.	1,228,587,613	7/12/10	$13,171,953	$13,088,419	$ (83,534)
BUY	JPY	Merrill Lynch International Bank	503,580,341	6/14/10-7/12/10	5,407,305	5,364,035	(43,270)
SELL	JPY	Citibank N.A.	82,695,889	6/14/10	876,000	880,704	(4,704)
SELL	KRW	Barclays Bank PLC	423,041,000	5/04/10	381,118	381,685	(567)
BUY	MXN	Merrill Lynch International Bank	5,533,000	8/03/10	448,161	444,985	(3,176)
BUY	PLN	HSBC Bank	4,443,000	5/04/10	1,547,191	1,506,996	(40,195)
SELL	PLN	HSBC Bank	4,443,000	5/04/10	1,504,877	1,506,996	(2,119)
BUY	SEK	Citibank N.A.	1,026,000	6/14/10	143,773	141,674	(2,099)
BUY	SEK	Credit Suisse Group	24,185,962	7/12/10	3,348,233	3,340,063	(8,170)
BUY	SEK	HSBC Bank	4,255,000	7/12/10	590,447	587,612	(2,835)
BUY	ZAR	Barclays Bank PLC	4,457,000	5/24/10	603,553	601,264	(2,289)

							$(683,861)

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $673,398,959)	$727,930,432
Underlying funds, at cost and value	57,724,550
Total investments, at value, including $23,110,189 of securities on loan (identified cost, $731,123,509)	$785,654,982
Foreign currency, at value (identified cost, $76,673)	76,673
Receivables for
Forward foreign currency exchange contracts	1,239,559
Investments sold	2,717,656
Fund shares sold	1,954,226
Interest and dividends	5,040,925
Receivable from investment adviser	21,301
Other assets	6,203
Total assets	$796,711,525
Liabilities
Payable to custodian	$1,466,736
Payables for
Forward foreign currency exchange contracts	683,861
Investments purchased	16,393,957
Fund shares reacquired	2,594,219
Collateral for securities loaned, at value	24,184,174
Payable to affiliates
Investment adviser	33,276
Shareholder servicing costs	132,902
Distribution and service fees	19,116
Administrative services fee	610
Payable for independent Trustees’ compensation	60,446
Accrued expenses and other liabilities	77,906
Total liabilities	$45,647,203
Net assets	$751,064,322
Net assets consist of
Paid-in capital	$747,424,579
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $45,468 deferred country tax)	54,985,775
Accumulated net realized gain (loss) on investments and foreign currency transactions	(49,907,203)
Accumulated distributions in excess of net investment income	(1,438,829)
Net assets	$751,064,322
Shares of beneficial interest outstanding	58,297,829

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$470,956,875	36,693,376	$12.83
Class B	55,242,966	4,213,036	13.11
Class C	169,423,060	13,059,664	12.97
Class I	15,784,913	1,239,469	12.74
Class R1	3,016,397	233,343	12.93
Class R2	6,005,548	471,064	12.75
Class R3	4,785,095	373,740	12.80
Class R4	25,849,468	2,014,137	12.83

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.61 [100 / 94.25 x $12.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,254,567
Interest	4,295,116
Dividends from underlying funds	33,292
Foreign taxes withheld	(386,468)
Total investment income	$10,196,507
Expenses
Management fee	$3,034,556
Distribution and service fees	1,680,881
Shareholder servicing costs	461,453
Administrative services fee	56,858
Independent Trustees’ compensation	13,400
Custodian fee	95,574
Shareholder communications	32,576
Auditing fees	30,820
Legal fees	7,641
Miscellaneous	88,543
Total expenses	$5,502,302
Fees paid indirectly	(59)
Reduction of expenses by investment adviser	(202,406)
Net expenses	$5,299,837
Net investment income	$4,896,670
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $567 country tax)	$7,558,771
Foreign currency transactions	96,025
Net realized gain (loss) on investments and foreign currency transactions	$7,654,796
Change in unrealized appreciation (depreciation)
Investments (net of $12,782 increase in deferred country tax)	$14,173,809
Translation of assets and liabilities in foreign currencies	598,822
Net unrealized gain (loss) on investments and foreign currency translation	$14,772,631
Net realized and unrealized gain (loss) on investments and foreign currency	$22,427,427
Change in net assets from operations	$27,324,097

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
From operations
Net investment income	$4,896,670	$9,295,240
Net realized gain (loss) on investments and foreign currency transactions	7,654,796	(52,520,091)
Net unrealized gain (loss) on investments and foreign currency translation	14,772,631	133,882,769
Change in net assets from operations	$27,324,097	$90,657,918
Distributions declared to shareholders
From net investment income	$(7,889,037)	$(17,925,328)
From net realized gain on investments	—	(5,137,989)
Total distributions declared to shareholders	$(7,889,037)	$(23,063,317)
Change in net assets from fund share transactions	$38,483,775	$48,771,030
Total change in net assets	$57,918,835	$116,365,631
Net assets
At beginning of period	693,145,487	576,779,856
At end of period (including accumulated distributions in excess of net investment income of $1,438,829 and undistributed net investment income of $1,553,538)	$751,064,322	$693,145,487

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.49		$11.23	$15.66	$15.05	$14.30	$14.73
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.27	$0.29	$0.28	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.53	(3.10)	1.67	1.80	0.94
Total from investment operations	$0.49		$1.73	$(2.83)	$1.96	$2.08	$1.18
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.37)	$(0.56)	$(0.30)	$(0.22)	$(0.56)
From net realized gain on investments	—		(0.10)	(1.04)	(1.05)	(1.11)	(1.05)
Total distributions declared to shareholders	$(0.15)		$(0.47)	$(1.60)	$(1.35)	$(1.33)	$(1.61)
Net asset value, end of period	$12.83		$12.49	$11.23	$15.66	$15.05	$14.30
Total return (%) (r)(s)(t)	3.96	(n)	16.10	(19.92)	13.89	15.62	8.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.39	1.42	1.46	1.52	1.52
Expenses after expense reductions (f)	1.25	(a)	1.27	1.30	1.30	1.30	1.48
Net investment income	1.57	(a)	1.77	1.97	1.97	1.95	1.64
Portfolio turnover	34		75	96	66	82	82
Net assets at end of period (000 omitted)	$470,957		$434,536	$368,117	$450,366	$403,848	$353,745

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.76		$11.46	$15.93	$15.28	$14.47	$14.82
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.18	$0.20	$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		1.57	(3.15)	1.70	1.82	0.95
Total from investment operations	$0.46		$1.69	$(2.97)	$1.90	$2.01	$1.09
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.29)	$(0.46)	$(0.20)	$(0.09)	$(0.39)
From net realized gain on investments	—		(0.10)	(1.04)	(1.05)	(1.11)	(1.05)
Total distributions declared to shareholders	$(0.11)		$(0.39)	$(1.50)	$(1.25)	$(1.20)	$(1.44)
Net asset value, end of period	$13.11		$12.76	$11.46	$15.93	$15.28	$14.47
Total return (%) (r)(s)(t)	3.57	(n)	15.27	(20.39)	13.16	14.84	7.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.11	2.07	2.11	2.17	2.17
Expenses after expense reductions (f)	2.00	(a)	1.98	1.95	1.95	1.95	2.13
Net investment income	0.82	(a)	1.05	1.32	1.32	1.29	0.98
Portfolio turnover	34		75	96	66	82	82
Net assets at end of period (000 omitted)	$55,243		$53,054	$59,239	$95,689	$115,336	$124,013

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.62		$11.35	$15.80	$15.18	$14.39	$14.76
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.18	$0.20	$0.19	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		1.54	(3.12)	1.68	1.81	0.94
Total from investment operations	$0.46		$1.66	$(2.94)	$1.88	$2.00	$1.09
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.29)	$(0.47)	$(0.21)	$(0.10)	$(0.41)
From net realized gain on investments	—		(0.10)	(1.04)	(1.05)	(1.11)	(1.05)
Total distributions declared to shareholders	$(0.11)		$(0.39)	$(1.51)	$(1.26)	$(1.21)	$(1.46)
Net asset value, end of period	$12.97		$12.62	$11.35	$15.80	$15.18	$14.39
Total return (%) (r)(s)(t)	3.62	(n)	15.22	(20.39)	13.12	14.87	7.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.11	2.07	2.11	2.17	2.16
Expenses after expense reductions (f)	2.00	(a)	1.99	1.95	1.95	1.95	2.12
Net investment income	0.82	(a)	1.04	1.32	1.32	1.29	1.00
Portfolio turnover	34		75	96	66	82	82
Net assets at end of period (000 omitted)	$169,423		$155,007	$123,754	$132,343	$99,019	$75,974

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.39		$11.16	$15.55	$14.95	$14.23	$14.69
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.31	$0.35	$0.32	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		1.54	(3.05)	1.66	1.79	0.93
Total from investment operations	$0.52		$1.74	$(2.74)	$2.01	$2.11	$1.22
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.41)	$(0.61)	$(0.36)	$(0.28)	$(0.63)
From net realized gain on investments	—		(0.10)	(1.04)	(1.05)	(1.11)	(1.05)
Total distributions declared to shareholders	$(0.17)		$(0.51)	$(1.65)	$(1.41)	$(1.39)	$(1.68)
Net asset value, end of period	$12.74		$12.39	$11.16	$15.55	$14.95	$14.23
Total return (%) (r)(s)	4.21	(n)	16.27	(19.51)	14.31	16.00	8.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.09	1.07	1.11	1.12	1.16
Expenses after expense reductions (f)	1.00	(a)	0.99	0.95	0.95	0.95	1.12
Net investment income	1.81	(a)	1.76	2.31	2.34	2.28	1.99
Portfolio turnover	34		75	96	66	82	82
Net assets at end of period (000 omitted)	$15,785		$15,697	$3,066	$3,691	$4,133	$3,170

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.58		$11.32	$15.77	$15.17	$14.40	$14.42
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.17	$0.17	$0.18	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		1.54	(3.11)	1.69	1.81	0.06	(g)
Total from investment operations	$0.46		$1.66	$(2.94)	$1.86	$1.99	$0.14
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.30)	$(0.47)	$(0.21)	$(0.11)	$(0.16)
From net realized gain on investments	—		(0.10)	(1.04)	(1.05)	(1.11)	—
Total distributions declared to shareholders	$(0.11)		$(0.40)	$(1.51)	$(1.26)	$(1.22)	$(0.16)
Net asset value, end of period	$12.93		$12.58	$11.32	$15.77	$15.17	$14.40
Total return (%) (r)(s)	3.63	(n)	15.20	(20.42)	13.00	14.78	0.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.10	2.11	2.24	2.39	2.34	(a)
Expenses after expense reductions (f)	2.00	(a)	1.99	1.98	2.05	2.05	2.28	(a)
Net investment income	0.83	(a)	1.02	1.26	1.11	1.23	0.91	(a)
Portfolio turnover	34		75	96	66	82	82
Net assets at end of period (000 omitted)	$3,016		$2,460	$1,161	$1,044	$363	$52

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.41		$11.17	$15.57	$14.97	$14.24	$14.67
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.24	$0.23	$0.25	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		1.51	(3.06)	1.68	1.77	0.94
Total from investment operations	$0.48		$1.69	$(2.82)	$1.91	$2.02	$1.12
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.35)	$(0.54)	$(0.26)	$(0.18)	$(0.50)
From net realized gain on investments	—		(0.10)	(1.04)	(1.05)	(1.11)	(1.05)
Total distributions declared to shareholders	$(0.14)		$(0.45)	$(1.58)	$(1.31)	$(1.29)	$(1.55)
Net asset value, end of period	$12.75		$12.41	$11.17	$15.57	$14.97	$14.24
Total return (%) (r)(s)	3.86	(n)	15.81	(19.98)	13.57	15.19	7.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.61	1.59	1.80	1.94	1.92
Expenses after expense reductions (f)	1.50	(a)	1.49	1.47	1.60	1.60	1.87
Net investment income	1.31	(a)	1.57	1.81	1.58	1.76	1.24
Portfolio turnover	34		75	96	66	82	82
Net assets at end of period (000 omitted)	$6,006		$5,459	$3,202	$2,306	$1,185	$159

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.46		$11.21	$15.62	$15.02	$14.28	$14.26
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.28	$0.29	$0.31	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.53	(3.08)	1.66	1.75	0.07	(g)
Total from investment operations	$0.49		$1.73	$(2.80)	$1.95	$2.06	$0.21
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.38)	$(0.57)	$(0.30)	$(0.21)	$(0.19)
From net realized gain on investments	—		(0.10)	(1.04)	(1.05)	(1.11)	—
Total distributions declared to shareholders	$(0.15)		$(0.48)	$(1.61)	$(1.35)	$(1.32)	$(0.19)
Net asset value, end of period	$12.80		$12.46	$11.21	$15.62	$15.02	$14.28
Total return (%) (r)(s)	3.97	(n)	16.10	(19.80)	13.84	15.53	1.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.36	1.35	1.50	1.57	1.54	(a)
Expenses after expense reductions (f)	1.25	(a)	1.24	1.23	1.35	1.35	1.50	(a)
Net investment income	1.55	(a)	1.78	2.02	1.94	2.10	1.70	(a)
Portfolio turnover	34		75	96	66	82	82
Net assets at end of period (000 omitted)	$4,785		$4,593	$3,431	$3,951	$1,303	$51

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.49		$11.24	$15.65	$15.03	$14.29	$14.26
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.29	$0.28	$0.25	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.53	(3.05)	1.71	1.87	0.06	(g)
Total from investment operations	$0.51		$1.76	$(2.76)	$1.99	$2.12	$0.23
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.41)	$(0.61)	$(0.32)	$(0.27)	$(0.20)
From net realized gain on investments	—		(0.10)	(1.04)	(1.05)	(1.11)	—
Total distributions declared to shareholders	$(0.17)		$(0.51)	$(1.65)	$(1.37)	$(1.38)	$(0.20)
Net asset value, end of period	$12.83		$12.49	$11.24	$15.65	$15.03	$14.29
Total return (%) (r)(s)	4.09	(n)	16.33	(19.53)	14.13	15.95	1.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.11	1.05	1.21	1.30	1.24	(a)
Expenses after expense reductions (f)	1.00	(a)	0.99	0.95	1.05	1.05	1.20	(a)
Net investment income	1.85	(a)	2.07	2.15	2.00	1.77	2.00	(a)
Portfolio turnover	34		75	96	66	82	82
Net assets at end of period (000 omitted)	$25,849		$22,340	$14,809	$428	$661	$51

See Notes to Financial Statements

Financial Highlights (unaudited) – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a

Notes to Financial Statements (unaudited) – continued

third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$198,404,597	$—	$—	$198,404,597
Japan	27,702,910	29,402,141	—	57,105,051
United Kingdom	23,810,809	31,506,640	—	55,317,449
France	—	31,385,500	—	31,385,500
Switzerland	10,697,994	20,623,254	—	31,321,248
Netherlands	4,335,923	15,494,404	—	19,830,327
Germany	7,318,938	6,004,526	—	13,323,464
Sweden	3,506,914	4,207,269	—	7,714,183
South Korea	1,599,974	4,607,481	—	6,207,455
Other Countries	5,531,368	12,841,766	—	18,373,134
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	17,907,190	—	17,907,190
Non-U.S. Sovereign Debt	—	140,224,682	—	140,224,682

Notes to Financial Statements (unaudited) – continued

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$939,008	$—	$939,008
Corporate Bonds	—	46,121,486	—	46,121,486
Residential Mortgage-Backed Securities	—	28,900,251	—	28,900,251
Commercial Mortgage-Backed Securities	—	10,380,485	—	10,380,485
Foreign Bonds	—	20,290,748	—	20,290,748
Short Term Securities	—	24,184,174	—	24,184,174
Mutual Funds	57,724,550	—	—	57,724,550
Total Investments	$340,633,977	$445,021,005	$—	$785,654,982

Other Financial Instruments
Forward Currency Contracts	$—	$555,698	$—	$555,698

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $25,732,234 were considered level 1 investments at the beginning of the period. Of the Level 1 investments presented above, equity investments amounting to $67,924,223 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or

Notes to Financial Statements (unaudited) – continued

the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2010:

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$1,239,559	$(683,861)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Foreign Currency Transactions	Purchased Options
Foreign Exchange Contracts	$204,718	$(8,413)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Translation of Assets and Liabilities in Foreign Currencies	Purchased Options
Foreign Exchange Contracts	$712,970	$3,234

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For

Notes to Financial Statements (unaudited) – continued

non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum

Notes to Financial Statements (unaudited) – continued

exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$20,246,569
Long-term capital gain	2,816,748
Total distributions	$23,063,317

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$759,424,207
Gross appreciation	40,347,019
Gross depreciation	(14,116,244)
Net unrealized appreciation (depreciation)	$26,230,775

As of 10/31/09
Undistributed ordinary income	4,182,462
Capital loss carryforwards	(29,528,346)
Other temporary differences	(2,024,945)
Net unrealized appreciation (depreciation)	11,575,512

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(29,528,346)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/10	Year ended 10/31/09	Six months ended 4/30/10	Year ended 10/31/09
Class A	$5,455,556	$12,338,579	$—	$3,312,990
Class B	438,782	1,385,167	—	497,581
Class C	1,324,701	3,219,302	—	1,098,013
Class I	218,794	144,587	—	28,470
Class R1	21,250	31,505	—	9,991
Class R2	61,289	111,515	—	28,393
Class R3	57,338	118,389	—	30,776
Class R4	311,327	576,284	—	131,775
Total	$7,889,037	$17,925,328	$—	$5,137,989

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million and 0.70% of average daily net assets in excess of $1.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. This management fee reduction amounted to $101,982, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.81% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. For the six months ended April 30, 2010, this reduction amounted to $98,835 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $197,388 for the six months ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$566,984
Class B	0.75%	0.25%	1.00%	1.00%	270,577
Class C	0.75%	0.25%	1.00%	1.00%	809,862
Class R1	0.75%	0.25%	1.00%	1.00%	13,173
Class R2	0.25%	0.25%	0.50%	0.50%	14,307
Class R3	—	0.25%	0.25%	0.25%	5,978
Total Distribution and Service Fees					$1,680,881

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2010, were as follows:

Amount
Class A	$23
Class B	37,535
Class C	10,217

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2010, the fee was $171,610, which equated to 0.0475% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $289,843.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an

Notes to Financial Statements (unaudited) – continued

annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $762 and the Retirement Deferral plan resulted in an expense of $1,062. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $57,487 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,369 and are included in miscellaneous expense on the Statement of Operations. MFS has

Notes to Financial Statements (unaudited) – continued

agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,589, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$88,367,063	$135,827,951
Investments (non-U.S. Government securities)	$164,329,662	$94,513,518

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,883,782	$75,076,775	11,682,288	$130,138,397
Class B	772,149	10,069,995	1,089,264	12,719,454
Class C	1,993,108	25,719,292	4,456,234	50,128,364
Class I	275,971	3,492,103	1,120,063	13,323,923
Class R1	67,392	865,544	171,874	1,871,239
Class R2	81,224	1,033,173	238,872	2,493,088
Class R3	50,145	641,451	90,904	1,027,889
Class R4	389,959	4,920,117	665,782	6,952,110
	9,513,730	$121,818,450	19,515,281	$218,654,464

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	379,233	$4,836,397	1,251,939	$13,653,006
Class B	27,940	364,933	140,888	1,557,128
Class C	72,538	937,206	286,981	3,141,823
Class I	4,438	56,139	13,243	143,389
Class R1	1,651	21,250	3,789	41,481
Class R2	4,131	52,367	10,675	115,729
Class R3	4,507	57,338	13,703	149,165
Class R4	24,419	311,327	64,699	708,059
	518,857	$6,636,957	1,785,917	$19,509,780
Shares reacquired
Class A	(4,359,818)	$(55,651,165)	(10,910,647)	$(119,973,085)
Class B	(745,883)	(9,747,659)	(2,239,522)	(24,975,751)
Class C	(1,285,137)	(16,552,488)	(3,365,091)	(37,519,549)
Class I	(307,382)	(3,891,149)	(141,718)	(1,642,056)
Class R1	(31,249)	(399,119)	(82,701)	(913,644)
Class R2	(54,238)	(689,749)	(96,240)	(1,038,462)
Class R3	(49,545)	(629,648)	(42,033)	(464,719)
Class R4	(189,007)	(2,410,655)	(259,850)	(2,865,948)
	(7,022,259)	$(89,971,632)	(17,137,802)	$(189,393,214)
Net change
Class A	1,903,197	$24,262,007	2,023,580	$23,818,318
Class B	54,206	687,269	(1,009,370)	(10,699,169)
Class C	780,509	10,104,010	1,378,124	15,750,638
Class I	(26,973)	(342,907)	991,588	11,825,256
Class R1	37,794	487,675	92,962	999,076
Class R2	31,117	395,791	153,307	1,570,355
Class R3	5,107	69,141	62,574	712,335
Class R4	225,371	2,820,789	470,631	4,794,221
	3,010,328	$38,483,775	4,163,396	$48,771,030

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In

Notes to Financial Statements (unaudited) – continued

addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $5,593 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,281,275	153,241,945	(125,798,670)	57,724,550

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,292	$57,724,550

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VI, which was held on January 28, 2010, the following actions were taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	2,411,252,799.370	47,579,338.071
Lawrence H. Cohn, M.D.	2,410,483,391.074	48,348,746.367
Maureen R. Goldfarb	2,410,831,816.711	48,000,320.729
David H. Gunning	2,411,089,708.057	47,742,429.383
William R. Gutow	2,411,301,100.675	47,531,036.765
Michael Hegarty	2,411,246,863.087	47,585,274.353
John P. Kavanaugh	2,411,407,913.952	47,424,223.489
Robert J. Manning	2,411,252,528.550	47,579,608.891
Robert C. Pozen	2,411,438,532.476	47,393,604.964
J. Dale Sherratt	2,410,865,242.225	47,966,895.216
Laurie J. Thomsen	2,411,131,252.551	47,700,884.890
Robert W. Uek	2,411,143,493.112	47,688,644.329

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Utilities Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/10

MMU-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Williams Cos., Inc.	3.7%
CMS Energy Corp.	3.6%
Virgin Media, Inc.	3.3%
Questar Corp.	3.2%
EQT Corp.	2.8%
El Paso Corp.	2.7%
Entergy Corp.	2.6%
American Electric Power Co., Inc.	2.6%
Comcast Corp., “Special A”	2.5%
Cellcom Israel Ltd.	2.5%

Top five industries (i)
Utilities - Electric Power	48.9%
Telephone Services	15.1%
Telecommunications - Wireless	10.7%
Natural Gas - Distribution	9.7%
Natural Gas - Pipeline	7.9%

Issuer country weightings (i)
United States	68.8%
Brazil	7.5%
Israel	3.8%
United Kingdom	3.6%
Spain	3.3%
Portugal	2.9%
Germany	2.0%
Czech Republic	1.4%
Russia	1.1%
Other Countries	5.6%

(i)	For purposes of this presentation, the components include the market value of securities and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2009 through April 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	1.05%	$1,000.00	$1,105.57	$5.48
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,100.98	$9.38
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,101.86	$9.38
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,107.45	$4.18
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,101.90	$9.38
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,104.37	$6.78
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,105.73	$5.48
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,106.88	$4.18
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.6%
Issuer	Shares/Par	Value ($)

Cable TV - 5.4%
Cablevision Systems Corp., “A”	181,100	$4,969,384
Comcast Corp., “Special A”	3,890,600	73,337,810
DIRECTV Group, Inc., “A” (a)	387,800	14,049,994
Net Servicos de Comunicacao S.A., IPS (a)	357,500	4,216,166
Time Warner Cable, Inc.	1,129,269	63,521,381

		$160,094,735
Energy - Independent - 1.3%
Apache Corp.	73,900	$7,520,064
CONSOL Energy, Inc.	492,940	22,024,559
Southwestern Energy Co. (a)	151,500	6,011,520
Ultra Petroleum Corp. (a)	31,600	1,509,532

		$37,065,675
Natural Gas - Distribution - 9.7%
EQT Corp.	1,923,230	$83,641,273
NiSource, Inc.	1,423,000	23,194,900
Questar Corp.	1,992,866	95,557,925
Sempra Energy	1,362,590	67,012,176
Southern Union Co.	367,700	9,608,001
Spectra Energy Corp.	330,120	7,705,001

		$286,719,276
Natural Gas - Pipeline - 7.0%
El Paso Corp.	6,582,250	$79,645,225
Enagas S.A.	921,275	18,405,709
Williams Cos., Inc.	4,662,060	110,071,237

		$208,122,171
Telecommunications - Wireless - 10.7%
America Movil S.A.B. de C.V., “L”, ADR	297,770	$15,329,200
Cellcom Israel Ltd.	2,398,152	72,664,006
Mobile TeleSystems OJSC, ADR	362,510	20,028,678
MTN Group Ltd.	1,462,290	21,527,194
Partner Communication Co. Ltd., ADR	1,840,600	36,149,384
Philippine Long Distance Telephone Co.	123,700	6,915,238
Philippine Long Distance Telephone Co., ADR	252,000	14,172,480
Tim Participacoes S.A., ADR	542,300	14,094,377

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
VimpelCom Ltd. (a)	700,200	$12,197,484
Vivo Participacoes S.A., ADR	1,499,975	39,704,338
Vodafone Group PLC	28,165,240	62,637,457

		$315,419,836
Telephone Services - 14.3%
American Tower Corp., “A” (a)	677,800	$27,661,018
AT&T, Inc.	1,355,080	35,313,385
Bezeq - The Israel Telecommunication Corp. Ltd.	1,068,400	2,597,927
CenturyTel, Inc.	1,473,241	50,252,251
Crown Castle International Corp. (a)	283,500	10,730,475
France Telecom	809,600	17,746,680
Hellenic Telecommunications Organization S.A.	692,036	7,744,779
Portugal Telecom, SGPS, S.A.	3,139,800	31,836,012
PT XL Axiata Tbk (a)	26,350,000	10,852,349
Qwest Communications International, Inc.	5,562,300	29,090,829
Royal KPN N.V.	803,270	12,009,987
Singapore Telecommunications Ltd.	6,666,000	14,790,975
Telefonica S.A.	1,319,190	29,624,795
Telenet Group Holding N.V.	388,141	11,704,116
Virgin Media, Inc.	5,471,109	96,236,807
Windstream Corp.	3,248,595	35,896,975

		$424,089,360
Utilities - Electric Power - 47.2%
AES Corp. (a)	5,734,460	$66,175,668
AES Tiete S.A., IPS	1,598,718	17,851,929
Allegheny Energy, Inc.	679,500	14,799,510
Alliant Energy Corp.	575,300	19,675,260
American Electric Power Co., Inc.	2,225,730	76,342,539
American Water Works Co., Inc.	838,600	18,264,708
Calpine Corp. (a)	2,374,515	32,364,639
CenterPoint Energy, Inc.	1,129,510	16,219,764
CEZ AS	865,630	41,541,856
China Hydroelectric Corp., ADR (a)	792,143	7,501,594
China Longyuan Electric Power Group Corp. (a)	11,923,000	12,575,784
CMS Energy Corp.	6,458,190	105,010,169
Companhia de Saneamento de Minas Gerais	1,064,100	15,444,984
Companhia Paranaense de Energia, ADR	498,000	10,298,640
Companhia Paranaense de Energia, IPS	281,200	5,726,725
Constellation Energy Group, Inc.	1,328,193	46,951,623
Covanta Holding Corp. (a)	261,400	4,569,272
CPFL Energia S.A.	436,700	8,943,777

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
CPFL Energia S.A., ADR	48,200	$2,997,558
DPL, Inc.	1,752,633	49,389,198
E.ON AG (l)	1,147,947	42,429,329
EDP Renovaveis S.A. (a)	441,415	3,135,608
Electricite de France	165,700	8,914,559
Eletropaulo Metropolitana S.A., IPS	2,142,260	47,325,059
Enel S.p.A	558,900	2,914,848
Energias de Portugal S.A.	14,145,400	50,282,539
Energias do Brasil S.A.	553,020	10,610,221
Enersis S.A., ADR	72,900	1,449,981
Entergy Corp.	953,800	77,534,402
FirstEnergy Corp.	730,730	27,672,740
FPL Group, Inc.	320,600	16,687,230
ITC Holdings Corp.	53,600	2,992,488
National Grid PLC	4,558,300	44,014,262
Northeast Utilities	1,452,860	40,374,979
NRG Energy, Inc. (a)	2,130,556	51,495,539
NV Energy, Inc.	366,600	4,578,834
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	6,743	251,947
OGE Energy Corp.	1,045,827	43,276,321
PG&E Corp.	1,478,600	64,762,680
PPL Corp.	2,482,300	61,461,748
Public Service Enterprise Group, Inc.	2,181,052	70,077,201
Red Electrica de Espana	1,064,346	50,385,826
RWE AG (l)	212,000	17,347,460
TECO Energy, Inc.	90,200	1,527,086
Tractebel Energia S.A.	3,385,000	43,134,043
Wisconsin Energy Corp.	745,767	39,160,225

		$1,396,442,352
Total Common Stocks (Identified Cost, $2,468,648,961)		$2,827,953,405

Bonds - 0.3%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 3.068%, 2023 (i)(z)	1,960,212	$98,795

Network & Telecom - 0.3%
New Communications Holdings, Inc., 8.5%, 2020 (z)	$5,145,000	$5,299,350
New Communications Holdings, Inc., 8.75%, 2022 (z)	2,560,000	2,636,800

		$7,936,150
Total Bonds (Identified Cost, $7,808,393)		$8,034,945

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Bonds - 0.7%
Telephone Services - 0.7%
Virgin Media, Inc., 6.5%, 2016 (Identified Cost, $14,537,197)	$17,234,000	$21,477,873

Convertible Preferred Stocks - 2.6%
Natural Gas - Pipeline - 0.9%
El Paso Corp., 4.99%	25,600	$26,880,000

Utilities - Electric Power - 1.7%
FPL Group, Inc., 8.375%	676,000	$35,321,000
Great Plains Energy, Inc., 12%	241,990	15,862,445

		$51,183,445
Total Convertible Preferred Stocks (Identified Cost, $77,204,481)		$78,063,445

Money Market Funds (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	58,519,561	$58,519,561

Collateral for Securities Loaned - 1.2%
Goldman Sachs, Repurchase Agreement, 0.19%, dated 4/30/10, due 5/03/10, total to be received $16,066,357 (secured by U.S. Treasury and Federal Agency obligations valued at $16,387,437 in an individually traded account)	16,066,103	$16,066,103
Morgan Stanley, Repurchase Agreement, 0.19%, dated 4/30/10, due 5/03/10, total to be received $20,000,317 (secured by U.S. Treasury and Federal Agency obligations valued at $20,400,388 in an individually traded account)	20,000,000	20,000,000
Total Collateral for Securities Loaned, at Cost and Value		$36,066,103
Total Investments (Identified Cost, $2,662,784,696)		$3,030,115,332

Other Assets, Less Liabilities - (2.4)%		(72,441,883)
Net Assets - 100.0%		$2,957,673,449

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

9

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Falcon Franchise Loan LLC, FRN, 3.068%, 2023	1/18/02	$103,393	$98,795
New Communications Holdings, Inc., 8.5%, 2020	3/26/10	5,145,000	5,299,350
New Communications Holdings, Inc., 8.75%, 2022	3/26/10	2,560,000	2,636,800
Total Restricted Securities			$8,034,945
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank	8,644,563	6/14/10-7/12/10	$11,687,213	$11,511,349	$175,864
SELL	EUR	Credit Suisse	2,360,475	6/14/10	3,173,966	3,143,178	30,788
SELL	EUR	Deutsche Bank	4,008,017	6/14/10	5,455,629	5,337,022	118,607
SELL	EUR	Goldman Sachs	1,830,679	6/14/10	2,502,011	2,437,708	64,303
SELL	EUR	HSBC Bank	14,360,986	6/14/10	19,450,331	19,122,898	327,433
SELL	EUR	Merrill Lynch	14,596,228	6/14/10	19,943,337	19,436,142	507,195
SELL	EUR	UBS AG	106,250,044	6/14/10	145,183,005	141,481,142	3,701,863
BUY	GBP	HSBC Bank	1,562,893	6/14/10	2,342,212	2,390,934	48,722
SELL	GBP	Citibank N.A	852,794	6/14/10	1,307,073	1,304,616	2,457
SELL	GBP	Goldman Sachs	913,761	6/14/10	1,414,252	1,397,884	16,368

							$4,993,600

10

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	Barclays Bank	229,366	6/14/10	$307,660	$305,421	$(2,239)
BUY	EUR	Deutsche Bank	62,927	6/14/10	85,176	83,793	(1,383)
BUY	EUR	Goldman Sachs	304,381	6/14/10	408,381	405,309	(3,072)
BUY	EUR	HSBC Bank	3,101,248	6/14/10	4,214,729	4,129,581	(85,148)
BUY	EUR	JPMorgan Bank	22,188,739	6/14/10	29,616,641	29,546,229	(70,412)
BUY	EUR	UBS AG	103,632	6/14/10	141,618	137,995	(3,623)
SELL	EUR	Credit Suisse	6,669,295	6/14/10	8,788,196	8,880,744	(92,548)
SELL	EUR	HSBC Bank	3,819,119	6/14/10	5,063,502	5,085,487	(21,985)
SELL	EUR	JPMorgan Bank	4,354,915	6/14/10	5,774,299	5,798,946	(24,647)
SELL	GBP	Barclays Bank	19,183,180	7/12/10	29,267,969	29,344,318	(76,349)
SELL	GBP	Citibank	512,168	6/14/10	780,406	783,522	(3,116)
SELL	GBP	Deutsche Bank	19,183,180	7/12/10	29,268,161	29,344,318	(76,157)
SELL	GBP	JPMorgan Bank	959,268	6/14/10	1,457,023	1,467,503	(10,480)

							$(471,159)

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,604,265,135)	$2,971,595,771
Underlying funds, at cost and value	58,519,561
Total investments, at value, including $35,696,406 of securities on loan (identified cost, $2,662,784,696)	$3,030,115,332
Cash	1,989,134
Restricted cash	341,000
Foreign currency, at value (identified cost, $712,473)	709,732
Receivables for
Forward foreign currency exchange contracts	4,993,600
Investments sold	37,365,905
Fund shares sold	8,993,233
Interest and dividends	5,643,089
Other assets	20,951
Total assets	$3,090,171,976
Liabilities
Payables for
Distributions	$1,018,654
Forward foreign currency exchange contracts	471,159
Investments purchased	87,586,340
Fund shares reacquired	6,150,175
Collateral for securities loaned, at value	36,066,103
Payable to affiliates
Investment adviser	97,001
Shareholder servicing costs	878,093
Distribution and service fees	65,135
Administrative services fee	2,225
Payable for independent Trustees’ compensation	72,962
Accrued expenses and other liabilities	90,680
Total liabilities	$132,498,527
Net assets	$2,957,673,449
Net assets consist of
Paid-in capital	$3,253,831,262
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	371,889,789
Accumulated net realized gain (loss) on investments and foreign currency transactions	(664,923,189)
Accumulated distributions in excess of net investment income	(3,124,413)
Net assets	$2,957,673,449
Shares of beneficial interest outstanding	197,539,073

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,858,456,652	124,036,289	$14.98
Class B	204,310,895	13,680,775	14.93
Class C	410,428,504	27,475,847	14.94
Class I	113,027,022	7,525,398	15.02
Class R1	10,292,465	689,991	14.92
Class R2	71,363,277	4,771,470	14.96
Class R3	267,191,164	17,851,767	14.97
Class R4	22,603,470	1,507,536	14.99
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.89 [100 / 94.25 x $14.98]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$50,708,977
Interest	2,231,182
Dividends from underlying funds	64,743
Foreign taxes withheld	(1,550,104)
Total investment income	$51,454,798
Expenses
Management fee	$8,263,944
Distribution and service fees	5,570,641
Shareholder servicing costs	1,936,660
Administrative services fee	202,291
Independent Trustees’ compensation	35,642
Custodian fee	242,631
Shareholder communications	105,254
Auditing fees	24,564
Legal fees	28,975
Miscellaneous	177,203
Total expenses	$16,587,805
Fees paid indirectly	(159)
Reduction of expenses by investment adviser	(6,129)
Net expenses	$16,581,517
Net investment income	$34,873,281
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $33 country tax)	$(27,589,721)
Foreign currency transactions	10,845,596
Net realized gain (loss) on investments and foreign currency transactions	$(16,744,125)
Change in unrealized appreciation (depreciation)
Investments	$234,819,672
Translation of assets and liabilities in foreign currencies	6,706,161
Net unrealized gain (loss) on investments and foreign currency translation	$241,525,833
Net realized and unrealized gain (loss) on investments and foreign currency	$224,781,708
Change in net assets from operations	$259,654,989

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
From operations
Net investment income	$34,873,281	$92,290,719
Net realized gain (loss) on investments and foreign currency transactions	(16,744,125)	(559,752,109)
Net unrealized gain (loss) on investments and foreign currency translation	241,525,833	850,553,984
Change in net assets from operations	$259,654,989	$383,092,594
Distributions declared to shareholders
From net investment income	$(46,404,368)	$(79,651,477)
From net realized gain on investments	—	(13,186,944)
Total distributions declared to shareholders	$(46,404,368)	$(92,838,421)
Change in net assets from fund share transactions	$319,448,517	$(63,289,488)
Total change in net assets	$532,699,138	$226,964,685
Net assets
At beginning of period	2,424,974,311	2,198,009,626
At end of period (including accumulated distributions in excess of net investment income of $3,124,413 and undistributed net investment income of $8,406,674, respectively)	$2,957,673,449	$2,424,974,311

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.79		$12.04	$20.71	$15.33	$12.33	$9.98
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.54	$0.34	$0.35	$0.30	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		1.75	(7.53)	5.38	2.94	2.34
Total from investment operations	$1.45		$2.29	$(7.19)	$5.73	$3.24	$2.52
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.47)	$(0.41)	$(0.35)	$(0.24)	$(0.17)
From net realized gain on investments	—		(0.07)	(1.07)	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.54)	$(1.48)	$(0.35)	$(0.24)	$(0.17)
Net asset value, end of period	$14.98		$13.79	$12.04	$20.71	$15.33	$12.33
Total return (%) (r)(s)(t)	10.56	(n)	19.78	(37.21)	37.77	26.48	25.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.10	1.05	1.05	1.11	1.13
Expenses after expense reductions (f)	1.05	(a)	1.10	1.04	1.05	1.11	1.13
Net investment income	2.69	(a)	4.44	1.95	1.92	2.24	1.60
Portfolio turnover	29		71	73	86	100	101
Net assets at end of period (000 omitted)	$1,858,457		$1,766,611	$1,593,003	$2,479,305	$1,319,703	$933,535

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.75		$12.00	$20.64	$15.28	$12.29	$9.95
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.47	$0.21	$0.20	$0.20	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		1.73	(7.51)	5.38	2.93	2.32
Total from investment operations	$1.38		$2.20	$(7.30)	$5.58	$3.13	$2.42
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.27)	$(0.22)	$(0.14)	$(0.08)
From net realized gain on investments	—		(0.07)	(1.07)	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.45)	$(1.34)	$(0.22)	$(0.14)	$(0.08)
Net asset value, end of period	$14.93		$13.75	$12.00	$20.64	$15.28	$12.29
Total return (%) (r)(s)(t)	10.10	(n)	18.94	(37.68)	36.73	25.55	24.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.85	1.79	1.80	1.86	1.89
Expenses after expense reductions (f)	1.80	(a)	1.85	1.78	1.80	1.86	1.89
Net investment income	1.97	(a)	3.86	1.20	1.13	1.51	0.88
Portfolio turnover	29		71	73	86	100	101
Net assets at end of period (000 omitted)	$204,311		$196,483	$239,127	$593,215	$597,964	$617,687

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.75		$12.01	$20.65	$15.30	$12.30	$9.96
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.45	$0.21	$0.21	$0.20	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		1.74	(7.51)	5.36	2.94	2.32
Total from investment operations	$1.39		$2.19	$(7.30)	$5.57	$3.14	$2.42
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.27)	$(0.22)	$(0.14)	$(0.08)
From net realized gain on investments	—		(0.07)	(1.07)	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.45)	$(1.34)	$(0.22)	$(0.14)	$(0.08)
Net asset value, end of period	$14.94		$13.75	$12.01	$20.65	$15.30	$12.30
Total return (%) (r)(s)(t)	10.19	(n)	18.86	(37.64)	36.64	25.61	24.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.85	1.80	1.80	1.86	1.88
Expenses after expense reductions (f)	1.80	(a)	1.85	1.79	1.80	1.86	1.88
Net investment income	1.92	(a)	3.67	1.20	1.15	1.51	0.87
Portfolio turnover	29		71	73	86	100	101
Net assets at end of period (000 omitted)	$410,429		$299,351	$262,113	$402,178	$260,120	$218,335

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.82		$12.07	$20.74	$15.36	$12.35	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.46	$0.39	$0.40	$0.33	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		1.86	(7.54)	5.38	2.95	2.34
Total from investment operations	$1.48		$2.32	$(7.15)	$5.78	$3.28	$2.55
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.50)	$(0.45)	$(0.40)	$(0.27)	$(0.20)
From net realized gain on investments	—		(0.07)	(1.07)	—	—	—
Total distributions declared to shareholders	$(0.28)		$(0.57)	$(1.52)	$(0.40)	$(0.27)	$(0.20)
Net asset value, end of period	$15.02		$13.82	$12.07	$20.74	$15.36	$12.35
Total return (%) (r)(s)	10.75	(n)	20.03	(36.99)	38.03	26.83	25.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	0.79	0.80	0.86	0.88
Expenses after expense reductions (f)	0.80	(a)	0.82	0.78	0.80	0.86	0.88
Net investment income	2.80	(a)	3.60	2.17	2.17	2.45	1.81
Portfolio turnover	29		71	73	86	100	101
Net assets at end of period (000 omitted)	$113,027		$39,175	$10,141	$19,230	$9,830	$6,630

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.73		$11.99	$20.63	$15.28	$12.29	$11.04
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.44	$0.20	$0.17	$0.19	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		1.75	(7.50)	5.39	2.92	1.29
Total from investment operations	$1.39		$2.19	$(7.30)	$5.56	$3.11	$1.30
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.27)	$(0.21)	$(0.12)	$(0.05)
From net realized gain on investments	—		(0.07)	(1.07)	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.45)	$(1.34)	$(0.21)	$(0.12)	$(0.05)
Net asset value, end of period	$14.92		$13.73	$11.99	$20.63	$15.28	$12.29
Total return (%) (r)(s)	10.19	(n)	18.90	(37.69)	36.62	25.42	11.77	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.84	1.83	1.92	2.06	2.08	(a)
Expenses after expense reductions (f)	1.80	(a)	1.84	1.83	1.90	1.96	2.05	(a)
Net investment income	1.96	(a)	3.61	1.15	0.92	1.40	0.12	(a)
Portfolio turnover	29		71	73	86	100	101
Net assets at end of period (000 omitted)	$10,292		$9,674	$7,689	$9,017	$1,902	$879

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.77		$12.02	$20.67	$15.31	$12.31	$9.97
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.50	$0.29	$0.27	$0.24	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		1.76	(7.51)	5.38	2.94	2.34
Total from investment operations	$1.43		$2.26	$(7.22)	$5.65	$3.18	$2.45
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.44)	$(0.36)	$(0.29)	$(0.18)	$(0.11)
From net realized gain on investments	—		(0.07)	(1.07)	—	—	—
Total distributions declared to shareholders	$(0.24)		$(0.51)	$(1.43)	$(0.29)	$(0.18)	$(0.11)
Net asset value, end of period	$14.96		$13.77	$12.02	$20.67	$15.31	$12.31
Total return (%) (r)(s)	10.44	(n)	19.52	(37.35)	37.17	26.02	24.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.34	1.33	1.47	1.62	1.62
Expenses after expense reductions (f)	1.30	(a)	1.34	1.32	1.44	1.52	1.60
Net investment income	2.45	(a)	4.12	1.69	1.49	1.73	0.97
Portfolio turnover	29		71	73	86	100	101
Net assets at end of period (000 omitted)	$71,363		$61,470	$49,039	$50,205	$14,413	$2,426

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.78		$12.03	$20.69	$15.32	$12.33	$11.08
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.54	$0.34	$0.33	$0.26	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		1.75	(7.53)	5.37	2.95	1.25
Total from investment operations	$1.45		$2.29	$(7.19)	$5.70	$3.21	$1.35
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.47)	$(0.40)	$(0.33)	$(0.22)	$(0.10)
From net realized gain on investments	—		(0.07)	(1.07)	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.54)	$(1.47)	$(0.33)	$(0.22)	$(0.10)
Net asset value, end of period	$14.97		$13.78	$12.03	$20.69	$15.32	$12.33
Total return (%) (r)(s)	10.57	(n)	19.80	(37.21)	37.55	26.21	12.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.10	1.07	1.20	1.28	1.26	(a)
Expenses after expense reductions (f)	1.05	(a)	1.09	1.07	1.20	1.28	1.26	(a)
Net investment income	2.69	(a)	4.40	1.91	1.77	1.93	1.50	(a)
Portfolio turnover	29		71	73	86	100	101
Net assets at end of period (000 omitted)	$267,191		$39,450	$31,360	$41,574	$10,786	$62

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$13.80		$12.05	$20.71	$15.34	$12.33	$11.08
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.54	$0.36	$0.40	$0.28	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		1.78	(7.50)	5.35	2.99	1.24
Total from investment operations	$1.47		$2.32	$(7.14)	$5.75	$3.27	$1.37
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.50)	$(0.45)	$(0.38)	$(0.26)	$(0.12)
From net realized gain on investments	—		(0.07)	(1.07)	—	—	—
Total distributions declared to shareholders	$(0.28)		$(0.57)	$(1.52)	$(0.38)	$(0.26)	$(0.12)
Net asset value, end of period	$14.99		$13.80	$12.05	$20.71	$15.34	$12.33
Total return (%) (r)(s)	10.69	(n)	20.06	(37.01)	37.89	26.75	12.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.84	0.83	0.90	0.96	0.96	(a)
Expenses after expense reductions (f)	0.80	(a)	0.84	0.82	0.90	0.96	0.96	(a)
Net investment income	2.92	(a)	4.38	2.12	2.12	1.98	1.83	(a)
Portfolio turnover	29		71	73	86	100	101
Net assets at end of period (000 omitted)	$22,603		$12,760	$5,537	$2,727	$637	$56

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended October 31, 2009 would have each been lower by approximately 0.62%.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued

23

Notes to Financial Statements (unaudited) – continued

at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

24

Notes to Financial Statements (unaudited) – continued

determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,957,108,994	$26,880,000	$—	$1,983,988,994
Brazil	220,347,817	—	—	220,347,817
Israel	108,813,390	2,597,927	—	111,411,317
United Kingdom	62,637,457	44,014,262	—	106,651,719
Spain	50,385,826	48,030,504	—	98,416,330
Portugal	—	85,254,159	—	85,254,159
Germany	42,429,329	17,347,460	—	59,776,789
Czech Republic	41,541,856	—	—	41,541,856
Russia	32,226,162	—	—	32,226,162
Other Countries	38,453,255	127,948,452	—	166,401,707
Corporate Bonds	—	29,414,023	—	29,414,023
Commercial Mortgage-Backed Securities	—	98,795	—	98,795
Short Term Securities	—	36,066,103	—	36,066,103
Mutual Funds	58,519,561	—	—	58,519,561
Total Investments	$2,612,463,647	$417,651,685	$—	$3,030,115,332

Other Financial Instruments
Forward Currency Contracts	$—	$4,522,441	$—	4,522,441

25

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2010:

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$4,993,600	$(471,159)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$11,145,100

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$7,170,894

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such

27

Notes to Financial Statements (unaudited) – continued

counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for

28

Notes to Financial Statements (unaudited) – continued

posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund.

29

Notes to Financial Statements (unaudited) – continued

Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$79,655,982
Long-term capital gain	13,182,439
Total distributions	$92,838,421

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$2,757,605,491
Gross appreciation	339,703,017
Gross depreciation	(67,193,176)
Net unrealized appreciation (depreciation)	$272,509,841

As of 10/31/09
Undistributed ordinary income	17,777,506
Capital loss carryforwards	(555,766,497)
Other temporary differences	(8,847,878)
Net unrealized appreciation (depreciation)	37,428,435

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(555,766,497)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/10	Year ended 10/31/09	Six months ended 4/30/10	Year ended 10/31/09
Class A	$30,959,579	$60,695,291	$—	$9,540,135
Class B	2,838,855	6,234,055	—	1,417,392
Class C	5,007,361	8,231,176	—	1,601,487
Class I	1,345,457	715,721	—	61,589
Class R1	143,312	259,485	—	49,405
Class R2	1,110,235	1,864,849	—	299,297
Class R3	4,711,177	1,237,946	—	183,121
Class R4	288,392	412,954	—	34,518
Total	$46,404,368	$79,651,477	$—	$13,186,944

31

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $3.0 billion of average daily net assets	0.60%
Average daily net assets in excess of $3.0 billion	0.55%

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $5.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2012. For the six months ended April 30, 2010, the fund’s average daily net assets did not exceed $5.0 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $574,386 for the six months ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,208,221
Class B	0.75%	0.25%	1.00%	1.00%	1,020,561
Class C	0.75%	0.25%	1.00%	1.00%	1,801,612
Class R1	0.75%	0.25%	1.00%	1.00%	51,021
Class R2	0.25%	0.25%	0.50%	0.50%	169,064
Class R3	—	0.25%	0.25%	0.25%	320,162
Total Distribution and Service Fees					$5,570,641

32

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2010, were as follows:

Amount
Class A	$8
Class B	152,015
Class C	23,430

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2010, the fee was $610,969, which equated to 0.0443% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,325,691.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

33

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $852 and the Retirement Deferral plan resulted in an expense of $2,553. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $65,043 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $16,139 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,129, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

34

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,139,115,797 and $768,996,921, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	26,993,387	$398,622,664	28,710,451	$349,659,014
Class B	1,632,971	23,987,460	3,759,474	44,766,933
Class C	7,512,652	110,622,394	4,658,560	56,743,573
Class I	5,177,289	76,702,122	2,298,091	30,803,996
Class R1	130,554	1,912,146	252,080	3,037,582
Class R2	983,352	14,446,745	1,672,441	20,467,833
Class R3	16,385,462	232,429,491	1,060,781	13,219,715
Class R4	791,496	11,807,110	661,736	7,764,191
	59,607,163	$870,530,132	43,073,614	$526,462,837
Shares issued to shareholders in reinvestment of distributions
Class A	1,824,082	$26,709,799	5,127,121	$61,977,467
Class B	159,193	2,323,689	544,247	6,483,480
Class C	248,093	3,625,169	614,254	7,382,867
Class I	28,673	421,587	43,348	529,017
Class R1	9,826	143,305	25,676	308,835
Class R2	71,112	1,039,616	168,616	2,038,866
Class R3	322,040	4,709,497	117,158	1,419,713
Class R4	13,742	201,695	20,713	254,930
	2,676,761	$39,174,357	6,661,133	$80,395,175
Shares reacquired
Class A	(32,870,417)	$(475,181,271)	(38,036,443)	$(453,940,383)
Class B	(2,405,170)	(35,389,639)	(9,934,525)	(115,849,498)
Class C	(2,053,913)	(30,107,287)	(5,331,483)	(62,204,187)
Class I	(514,281)	(7,588,595)	(348,235)	(4,477,800)
Class R1	(154,914)	(2,257,113)	(214,452)	(2,574,317)
Class R2	(748,108)	(10,978,158)	(1,455,183)	(17,511,633)
Class R3	(1,718,360)	(25,455,747)	(921,442)	(10,964,705)
Class R4	(222,360)	(3,298,162)	(217,357)	(2,624,977)
	(40,687,523)	$(590,255,972)	(56,459,120)	$(670,147,500)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Net change
Class A	(4,052,948)	$(49,848,808)	(4,198,871)	$(42,303,902)
Class B	(613,006)	(9,078,490)	(5,630,804)	(64,599,085)
Class C	5,706,832	84,140,276	(58,669)	1,922,253
Class I	4,691,681	69,535,114	1,993,204	26,855,213
Class R1	(14,534)	(201,662)	63,304	772,100
Class R2	306,356	4,508,203	385,874	4,995,066
Class R3	14,989,142	211,683,241	256,497	3,674,723
Class R4	582,878	8,710,643	465,092	5,394,144
	21,596,401	$319,448,517	(6,724,373)	$(63,289,488)

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $20,144 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	80,699,538	381,679,456	(403,859,433)	58,519,561

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$64,743	$58,519,561

37

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VI, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	2,411,252,799.370	47,579,338.071
Lawrence H. Cohn, M.D.	2,410,483,391.074	48,348,746.367
Maureen R. Goldfarb	2,410,831,816.711	48,000,320.729
David H. Gunning	2,411,089,708.057	47,742,429.383
William R. Gutow	2,411,301,100.675	47,531,036.765
Michael Hegarty	2,411,246,863.087	47,585,274.353
John P. Kavanaugh	2,411,407,913.952	47,424,223.489
Robert J. Manning	2,411,252,528.550	47,579,608.891
Robert C. Pozen	2,411,438,532.476	47,393,604.964
J. Dale Sherratt	2,410,865,242.225	47,966,895.216
Laurie J. Thomsen	2,411,131,252.551	47,700,884.890
Robert W. Uek	2,411,143,493.112	47,688,644.329

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

39

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.